UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a

BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron Opportunity Fund

Baron Fifth Avenue Growth Fund

Baron Discovery Fund

Baron Durable Advantage Fund

March 31, 2023

Baron Funds®

Baron Investment Funds Trust

Semi-Annual Financial Report

DEAR BARON INVESTMENT FUNDS SHAREHOLDER:

In this report, you will find unaudited financial statements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund (the Funds) for the six months ended March 31, 2023. The U.S. Securities and Exchange Commission (the SEC) requires mutual funds to furnish these statements semi-annually to their shareholders. We hope you find these statements informative and useful.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer May 19, 2023	Linda S. Martinson Chairman, President and Chief Operating Officer May 19, 2023	Peggy Wong Treasurer and Chief Financial Officer May 19, 2023

This Semi-Annual Financial Report is for the Baron Investment Funds Trust, which currently has seven series: Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund. If you are interested in Baron Select Funds, which contains the Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron WealthBuilder Fund, Baron Health Care Fund, Baron FinTech Fund, Baron New Asia Fund, and Baron Technology Fund series, please visit the Funds’ website at www.BaronFunds.com or contact us at 1-800-99BARON.

The Funds’ Proxy Voting Policy is available without charge and can be found on the Funds’ website at www.BaronFunds.com, by clicking on the “Regulatory Documents” link at the bottom left corner of the homepage or by calling 1-800-99BARON and on the SEC’s website at www.sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. Schedules of portfolio holdings current to the most recent quarter are also available on the Funds’ website.

Some of the comments contained in this report are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “expect,” “should,” “could,” “believe,” “plan” and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of BAMCO, Inc. (BAMCO or the Adviser) only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time without notice based on market and other conditions.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to www.BaronFunds.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds, unless accompanied or preceded by the Funds’ current prospectus or summary prospectus.

Baron Asset Fund (Unaudited)	March 31, 2023

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON ASSET FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL MIDCAP GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2023
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (June 12, 1987)
Baron Asset Fund — Retail Shares[1,2]	18.07%	(8.88)%	12.29%	9.15%	11.19%	11.17%
Baron Asset Fund — Institutional Shares[1,2,4]	18.21%	(8.65)%	12.57%	9.43%	11.49%	11.29%
Baron Asset Fund — R6 Shares[1,2,4]	18.19%	(8.66)%	12.57%	9.43%	11.48%	11.29%
Russell Midcap Growth Index[1]	16.67%	(8.52)%	15.20%	9.07%	11.17%	9.99%	[3]
S&P 500 Index[1]	15.62%	(7.73)%	18.60%	11.19%	12.24%	9.93%

*	Not Annualized.

[1]

The Russell MidcapTM Growth Index measures the performance of medium-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]	For the period June 30, 1987 to March 31, 2023.

[4]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2023 (Unaudited)	Baron Asset Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2023

Percent of Net Assets*
Gartner, Inc.	9.1%
IDEXX Laboratories, Inc.	7.4%
Mettler-Toledo International, Inc.	6.0%
ANSYS, Inc.	4.1%
Verisk Analytics, Inc.	4.0%
CoStar Group, Inc.	3.7%
FactSet Research Systems Inc.	3.4%
Arch Capital Group Ltd.	3.3%
Vail Resorts, Inc.	3.1%
Verisign, Inc.	2.8%

47.0%

SECTOR BREAKDOWN AS OF MARCH 31, 2023†*

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six months ended March 31, 2023, Baron Asset Fund1 gained 18.07%, while the Russell Midcap Growth Index gained 16.67% and the S&P 500 Index gained 15.62%.

Baron Asset Fund invests primarily in medium-sized growth companies for the long term, using a value-oriented purchase discipline. The Fund purchases companies that we believe have sustainable competitive advantages, strong financial characteristics, and exceptional management; and operate in industries with favorable growth characteristics.

After a challenging 12 months, equities regained some ground during the six-month period, although the path higher was turbulent. Investor sentiment remained focused on the Federal Reserve, and the markets largely rose and fell in accordance with the Fed’s next perceived move. Despite easing supply-chain constraints, falling energy and commodity prices, and the reopening of the Chinese economy, inflation readings stayed stubbornly high. In early March, the sudden failure of Silicon Valley Bank (SVB) rattled the markets, but regulators quickly intervened to prevent contagion, and equities rebounded on the belief the Fed would slow rate hikes to reduce the risk of a banking crisis.

Health Care, Information Technology, and Industrials contributed the most. Communication Services detracted.

Veterinary diagnostics leader IDEXX Laboratories, Inc. was the top contributor on results that beat consensus and multiple expansion. The post-pandemic rate of decline of veterinary visits seems to have stabilized. IDEXX’s competitive trends are outstanding, and we expect new innovations and sales force expansion to be meaningful contributors to growth. We see increasing evidence that secular trends around pet ownership and pet care spending have been structurally accelerated, which should help support IDEXX’s long-term growth rate.

Online brokerage firm The Charles Schwab Corp. was the top detractor following the bankruptcy of SVB and the resulting weakness in financials. Despite running a much different business than SVB, Schwab faced pressure as investors moved uninvested cash balances into higher-yielding money market funds, requiring Schwab to raise high-cost external funding. We retain conviction given accelerating net inflows, with Schwab gathering over $75 billion in new assets in just the first two months of 2023. We are encouraged by Schwab’s exceptional client loyalty, robust organic growth, and industry-leading operating expense per client assets.

While inflation and employment levels are still well above the Fed’s target levels, we are starting to see evidence of lower inflation and slowing growth. If rates stabilize and eventually decline and business remains firm, the environment for equities will be supportive. However, there is much investor consternation as to the degree of the slowdown and the time in which rates need to rise or stay elevated to reach the Fed’s targets.

As long-term investors, we favor leading companies in their industry with secular growth drivers, strong competitive positions, and exceptional management teams. We believe our companies will revert to historic growth rates and earnings will increase. Stocks should also revert to trading at appropriate multiples. We believe higher earnings and multiples will result in strong returns for the portfolio.

*	Individual weights may not sum to 100% (or displayed total) due to rounding.

†

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of Retail Shares.

Baron Growth Fund (Unaudited)	March 31, 2023

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON GROWTH FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2023
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (December 31, 1994)
Baron Growth Fund — Retail Shares[1,2]	20.59%	(3.65)%	19.57%	12.01%	11.48%	12.84%
Baron Growth Fund — Institutional Shares[1,2,3]	20.75%	(3.40)%	19.87%	12.30%	11.77%	12.99%
Baron Growth Fund — R6 Shares[1,2,3]	20.75%	(3.40)%	19.87%	12.30%	11.77%	12.99%
Russell 2000 Growth Index[1]	10.46%	(10.60)%	13.36%	4.26%	8.49%	7.46%
S&P 500 Index[1]	15.62%	(7.73)%	18.60%	11.19%	12.24%	10.13%

*	Not Annualized.

[1]

The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2023 (Unaudited)	Baron Growth Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2023

Percent of Net Assets*
MSCI Inc.	11.3%
Arch Capital Group Ltd.	8.2%
FactSet Research Systems Inc.	6.6%
Gartner, Inc.	6.6%
Iridium Communications Inc.	6.5%
Vail Resorts, Inc.	6.2%
CoStar Group, Inc.	4.7%
Choice Hotels International, Inc.	4.6%
ANSYS, Inc.	4.4%
Kinsale Capital Group, Inc.	4.0%

63.2%

SECTOR BREAKDOWN AS OF MARCH 31, 2023†*

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six months ended March 31, 2023, Baron Growth Fund1 increased 20.59%, while the Russell 2000 Growth Index increased 10.46% and the S&P 500 Index increased 15.62%.

Baron Growth Fund invests primarily in small-sized U.S. growth companies for the long term. Through independent research, we utilize an investment approach that we believe allows us to look at a business’s fundamental characteristics and beyond the current market environment. We invest based on the potential profitability of a business at what we believe are attractive valuations.

After a challenging 12 months, equities regained some ground during the six-month period, although the path higher was turbulent. Investor sentiment remained focused on the Federal Reserve, and the markets largely rose and fell in accordance with the Fed’s next perceived move. Despite easing supply-chain constraints, falling energy and commodity prices, and the reopening of the Chinese economy, inflation readings stayed stubbornly high. In early March, the sudden failure of Silicon Valley Bank rattled the markets, but regulators quickly intervened to prevent contagion, and equities rebounded on the belief the Fed would slow rate hikes to reduce the risk of a banking crisis.

Financials, Information Technology, Health Care, and Consumer Discretionary contributed the most. No sector detracted.

MSCI Inc. contributed the most. Shares of this leading provider of investment decision support tools increased on resilient earnings results and a cautiously optimistic outlook for 2023. MSCI also benefited from improved performance in the global equity markets, which most directly affects its asset-based fee revenue. We retain long-term conviction, as MSCI owns strong “all weather” franchises and remains well positioned to benefit from numerous secular tailwinds in the investment community.

Douglas Emmett, Inc. detracted the most. Shares of this office REIT declined due to weak financial results and guidance. Business fundamentals are challenged, driven by slower leasing activity, elevated vacancy rates, and diminished pricing power. Higher interest expenses are also negatively impacting earnings. We remain optimistic given the company’s irreplaceable portfolio in supply-constrained markets and manageable debt levels, and we view the current valuation as highly discounted.

While inflation and employment levels are still well above the Fed’s target levels, we are starting to see evidence of lower inflation and slowing growth. If rates stabilize and eventually decline and business remains firm, the environment for equities will be supportive. However, there is much investor consternation as to the degree of the slowdown and the time in which rates need to rise or stay elevated to reach the Fed’s targets.

We believe no one can accurately and consistently predict short-term market movements. Instead, we remain focused on identifying and researching well-managed unique businesses with significant barriers to entry and compelling growth prospects, investing in them at attractive prices, and holding them for the long term.

*	Individual weights may not sum to 100% (or displayed total) due to rounding.

†

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of Retail Shares.

Baron Small Cap Fund (Unaudited)	March 31, 2023

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON SMALL CAP FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2023
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (September 30, 1997)
Baron Small Cap Fund — Retail Shares[1,2]	13.95%	(10.74)%	16.75%	8.12%	9.61%	9.69%
Baron Small Cap Fund — Institutional Shares[1,2,3]	14.09%	(10.51)%	17.05%	8.41%	9.89%	9.84%
Baron Small Cap Fund — R6 Shares[1,2,3]	14.09%	(10.52)%	17.06%	8.40%	9.89%	9.84%
Russell 2000 Growth Index[1]	10.46%	(10.60)%	13.36%	4.26%	8.49%	5.84%
S&P 500 Index[1]	15.62%	(7.73)%	18.60%	11.19%	12.24%	7.91%

*	Not Annualized.

[1]

The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2023 (Unaudited)	Baron Small Cap Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2023

Percent of Net Assets*
Gartner, Inc.	5.4%
Kinsale Capital Group, Inc.	3.5%
ICON Plc	3.5%
ASGN Incorporated	3.4%
Floor & Decor Holdings, Inc.	3.2%
SiteOne Landscape Supply, Inc.	3.2%
Red Rock Resorts, Inc.	2.9%
Vertiv Holdings Co	2.6%
Guidewire Software, Inc.	2.4%
Chart Industries, Inc.	2.2%

32.2%

SECTOR BREAKDOWN AS OF MARCH 31, 2023†*

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six months ended March 31, 2023, Baron Small Cap Fund1 increased 13.95%, while the Russell 2000 Growth Index increased 10.46% and the S&P 500 Index increased 15.62%.

Baron Small Cap Fund invests primarily in small-cap growth companies for the long term. The Fund invests in what we believe are well-run small-cap growth businesses that can be purchased at prices that represent a significant discount to our assessment of future value.

After a challenging 12 months, equities regained some ground during the six-month period, although the path higher was turbulent. Investor sentiment remained focused on the Federal Reserve, and the markets largely rose and fell in accordance with the Fed’s next perceived move. Despite easing supply-chain constraints, falling energy and commodity prices, and the reopening of the Chinese economy, inflation readings stayed stubbornly high. In early March, the sudden failure of Silicon Valley Bank rattled the markets, but regulators quickly intervened to prevent contagion, and equities rebounded on the belief the Fed would slow rate hikes to reduce the risk of a banking crisis.

Consumer Discretionary, Industrials, Information Technology, and Health Care contributed the most. No sector detracted.

Gartner, Inc. was the top contributor. Shares of this provider of syndicated research increased on strong business conditions, with Gartner’s research business compounding at double-digit levels. We expect sustained revenue growth and renewed focus on cost control to drive margin expansion and enhanced free cash flow generation. The company’s balance sheet is in excellent shape and can support aggressive repurchases and bolt-on acquisitions, in our view.

Grid Dynamics Holdings, Inc. was the top detractor. Shares of this provider of outsourced software development to business customers fell on subdued guidance and investor concerns about macroeconomic uncertainty weighing on client demand. We continue to own the stock because we believe the company has unique capabilities and a long runway for growth.

While inflation and employment levels are still well above the Fed’s target levels, we are starting to see evidence of lower inflation and slowing growth. If rates stabilize and eventually decline and business remains firm, the environment for equities will be supportive. However, there is much investor consternation as to the degree of the slowdown and the time in which rates need to rise or stay elevated to reach the Fed’s targets.

Longer term, we believe strongly that our companies will revert to their historic growth rates and earnings will be considerably higher. Stocks will revert to trading at appropriate multiples, which, for the most part, are higher than present, irrespective of where interest rates settle out. We believe the combination of higher earnings and higher multiples will result in higher stock prices and strong returns for the portfolio.

*	Individual weights may not sum to 100% (or displayed total) due to rounding.

†

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of Retail Shares.

Baron Opportunity Fund (Unaudited)	March 31, 2023

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON OPPORTUNITY FUND† (RETAIL SHARES)

IN RELATION TO THE RUSSELL 3000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2023
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (February 29, 2000)
Baron Opportunity Fund — Retail Shares[1,2]	12.46%	(19.91)%	15.07%	14.56%	13.74%	8.15%
Baron Opportunity Fund — Institutional Shares[1,2,3]	12.61%	(19.70)%	15.37%	14.87%	14.03%	8.32%
Baron Opportunity Fund — R6 Shares[1,2,3]	12.60%	(19.73)%	15.35%	14.86%	14.04%	8.32%
Russell 3000 Growth Index[1]	16.49%	(10.88)%	18.23%	13.02%	14.16%	5.99%
S&P 500 Index[1]	15.62%	(7.73)%	18.60%	11.19%	12.24%	6.90%

*	Not Annualized.

†

The Fund’s 3-, 5-, and 10-year historical performance was impacted by gains from IPOs, and there is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs will be the same in the future.

[1]

The Russell 3000® Growth Index measures the performance of those companies classified as growth among the largest 3,000 U.S. companies, and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2033, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2023 (Unaudited)	Baron Opportunity Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2023

Percent of Net Assets*
Microsoft Corporation	14.4%
NVIDIA Corporation	6.5%
Tesla, Inc.	6.2%
Amazon.com, Inc.	5.8%
Visa Inc.	3.4%
Gartner, Inc.	3.1%
Mastercard Incorporated	2.9%
Alphabet Inc.	2.9%
ServiceNow, Inc.	2.8%
CoStar Group, Inc.	2.8%

50.7%

SECTOR BREAKDOWN AS OF MARCH 31, 2023†*

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six months ended March 31, 2023, Baron Opportunity Fund1 increased 12.46%, while the Russell 3000 Growth Index increased 16.49% and the S&P 500 Index increased 15.62%.

Baron Opportunity Fund invests primarily in U.S. growth companies that we believe are driving or benefiting from innovation through development of pioneering, transformative, or technologically advanced products and services. The Fund invests in high-growth businesses of any market capitalization, selected for their capital appreciation potential.

After a challenging 12 months, equities regained some ground during the six-month period, although the path higher was turbulent. Investor sentiment remained focused on the Federal Reserve, and the markets largely rose and fell in accordance with the Fed’s next perceived move. Despite easing supply-chain constraints, falling energy and commodity prices, and the reopening of the Chinese economy, inflation readings stayed stubbornly high. In early March, the sudden failure of Silicon Valley Bank rattled the markets, but regulators quickly intervened to prevent contagion, and equities rebounded on the belief the Fed would slow rate hikes to reduce the risk of a banking crisis.

Information Technology, Financials, and Industrials contributed the most. Consumer Discretionary holdings detracted.

NVIDIA Corporation contributed the most. Shares of this fabless semiconductor soared on developments in generative AI as evidenced by the release of ChatGPT and GPT-4. These technologies hold the promise of enabling significant productivity gains across domains such as content creation, coding, and even biologic discovery. We believe NVIDIA’s end-to-end AI platform and leading share in gaming, data centers, and autonomous machines, along with the size of these markets, will enable the company to benefit from durable growth for years to come.

Rivian Automotive, Inc. was the top detractor. Shares of this electric vehicle manufacturer sank on elevated liquidity risks due to outsized cash outflows during its early production stage. Investor confidence in unit economics and execution was also challenged by macroeconomic pressure on the industry. We retain conviction. Despite supply-chain complexities, Rivian’s monthly production rate has grown seven-fold since late 2021. Positive product reviews, an integrated technology approach, and unique partnerships point to an attractive long-term opportunity.

While inflation and employment levels are still well above the Fed’s target levels, we are starting to see evidence of lower inflation and slowing growth. If rates stabilize and eventually decline and business remains firm, the environment for equities will be supportive. However, there is much investor consternation as to the degree of the slowdown and the time in which rates need to rise or stay elevated to reach the Fed’s targets.

We believe no one can accurately and consistently predict short-term market movements. Instead, we focus on identifying the secular growth trends and the companies with durable competitive advantages, profitable business models, and long-term-oriented managers driving or riding these trends. We establish and monitor price targets for holdings and target companies using projections of revenues, earnings, and free cash flow and appropriate multiples, and invest at prices where we believe we can produce substantial returns.

*	Individual weights may not sum to 100% (or displayed total) due to rounding.

†

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of Retail Shares.

Baron Fifth Avenue Growth Fund (Unaudited)	March 31, 2023

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON FIFTH AVENUE GROWTH FUND†

(RETAIL SHARES) IN RELATION TO THE RUSSELL 1000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2023
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (April 30, 2004)
Baron Fifth Avenue Growth Fund — Retail Shares[1,2]	11.07%	(25.18)%	2.90%	4.45%	10.57%	7.79%
Baron Fifth Avenue Growth Fund — Institutional Shares[1,2,3]	11.22%	(24.99)%	3.16%	4.72%	10.85%	7.99%
Baron Fifth Avenue Growth Fund — R6 Shares[1,2,3]	11.18%	(25.03)%	3.15%	4.71%	10.85%	7.99%
Russell 1000 Growth Index[1]	16.88%	(10.90)%	18.58%	13.66%	14.59%	10.69%
S&P 500 Index[1]	15.62%	(7.73)%	18.60%	11.19%	12.24%	9.34%

*	Not Annualized.

†

The Fund’s 3-, 5-, and 10-year historical performance was impacted by gains from IPOs, and there is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs will be the same in the future.

[1]

The Russell 1000® Growth Index measures the performance of large-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2033, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2023 (Unaudited)	Baron Fifth Avenue Growth Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2023

Percent of Net Assets*
NVIDIA Corporation	7.7%
Amazon.com, Inc.	7.4%
ServiceNow, Inc.	6.3%
Mastercard Incorporated	5.4%
Snowflake Inc.	5.0%
Tesla, Inc.	4.9%
Meta Platforms, Inc.	4.9%
Intuitive Surgical, Inc.	4.7%
Shopify Inc.	4.2%
CrowdStrike Holdings, Inc.	3.9%

54.2%

SECTOR BREAKDOWN AS OF MARCH 31, 2023†*

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six months ended March 31, 2023, Baron Fifth Avenue Growth Fund1 increased 11.07%, while the Russell 1000 Growth Index increased 16.88% and the S&P 500 Index increased 15.62%.

Baron Fifth Avenue Growth Fund focuses on identifying and investing in what we believe are unique companies with durable competitive advantages and the ability to redeploy capital at high rates of return. The portfolio is constructed on a bottom-up basis, with the quality of ideas and conviction level the most important determinants of the size of each investment. We expect our highest conviction businesses to have meaningful weight in the portfolio.

After a challenging 12 months, equities regained some ground during the six-month period, although the path higher was turbulent. Investor sentiment remained focused on the Federal Reserve, and the markets largely rose and fell in accordance with the Fed’s next perceived move. Despite easing supply-chain constraints, falling energy and commodity prices, and the reopening of the Chinese economy, inflation readings stayed stubbornly high. In early March, the sudden failure of Silicon Valley Bank rattled the markets, but regulators quickly intervened to prevent contagion, and equities rebounded on the belief the Fed would slow rate hikes to reduce the risk of a banking crisis.

Information Technology, Financials, and Health Care contributed the most. Consumer Discretionary holdings detracted.

NVIDIA Corporation contributed the most. Shares of this fabless semiconductor soared on developments in generative AI as evidenced by the release of ChatGPT and GPT-4. These technologies hold the promise of enabling significant productivity gains across domains such as content creation, coding, and even biologic discovery. We believe NVIDIA’s end-to-end AI platform and leading share in gaming, data centers, and autonomous machines, along with the size of these markets, will enable the company to benefit from durable growth for years to come.

ZoomInfo Technologies Inc. was the top detractor. Shares of this provider of business intelligence software fell on a weak top-line outlook due to macroeconomic uncertainty. We continue to believe ZoomInfo can become a much larger company over time as it grows into its $70 billion-plus total addressable market with the potential to expand into marketing and talent acquisition software and other adjacencies.

While inflation and employment levels are still well above the Fed’s target levels, we are starting to see evidence of lower inflation and slowing growth. If rates stabilize and eventually decline and business remains firm, the environment for equities will be supportive. However, there is much investor consternation as to the degree of the slowdown and the time in which rates need to rise or stay elevated to reach the Fed’s targets.

Our goal remains to maximize long-term returns without taking significant risks of a permanent loss of capital. We are optimistic about the prospects of our investments and continue searching for new ideas while remaining patient and investing only when we believe companies are trading significantly below their intrinsic values.

*	Individual weights may not sum to 100% (or displayed total) due to rounding.

†

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of Retail Shares.

Baron Discovery Fund (Unaudited)	March 31, 2023

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON DISCOVERY FUND† (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2023
	Six Months*	One Year	Three Years	Five Years	Since Inception (September 30, 2013)
Baron Discovery Fund — Retail Shares[1,2]	11.36%	(13.98)%	15.94%	9.92%	12.03%
Baron Discovery Fund — Institutional Shares[1,2]	11.45%	(13.81)%	16.24%	10.20%	12.31%
Baron Discovery Fund —R6 Shares[1,2,3]	11.49%	(13.77)%	16.23%	10.21%	12.31%
Russell 2000 Growth Index[1]	10.46%	(10.60)%	13.36%	4.26%	7.17%
S&P 500 Index[1]	15.62%	(7.73)%	18.60%	11.19%	11.98%

*	Not Annualized.

†

The Fund’s 3- and 5-year historical performance was impacted by gains from IPOs, and there is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs will be the same in the future.

[1]

The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2033, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]	Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

March 31, 2023 (Unaudited)	Baron Discovery Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2023

Percent of Net Assets*
Kinsale Capital Group, Inc.	4.6%
Boyd Gaming Corporation	3.6%
Advanced Energy Industries, Inc.	3.2%
Floor & Decor Holdings, Inc.	3.0%
Rexford Industrial Realty, Inc.	3.0%
Axon Enterprise, Inc.	2.9%
Axonics, Inc.	2.7%
SiteOne Landscape Supply, Inc.	2.4%
Kratos Defense & Security Solutions, Inc.	2.4%
indie Semiconductor, Inc.	2.4%

30.2%

SECTOR BREAKDOWN AS OF MARCH 31, 2023†*

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six months ended March 31, 2023, Baron Discovery Fund1 increased 11.36%, while the Russell 2000 Growth Index increased 10.46% and the S&P 500 Index increased 15.62%.

Baron Discovery Fund invests primarily in small-sized U.S. companies which at time of purchase have market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at June 30, or companies with market capitalizations up to $2.5 billion, whichever is larger.

After a challenging 12 months, equities regained some ground during the six-month period, although the path higher was turbulent. Investor sentiment remained focused on the Federal Reserve, and the markets largely rose and fell in accordance with the Fed’s next perceived move. Despite easing supply-chain constraints, falling energy and commodity prices, and the reopening of the Chinese economy, inflation readings stayed stubbornly high. In early March, the sudden failure of Silicon Valley Bank rattled the markets, but regulators quickly intervened to prevent contagion, and equities rebounded on the belief the Fed would slow rate hikes to reduce the risk of a banking crisis.

Information Technology, Industrials, and Consumer Discretionary contributed the most. Health Care holdings detracted.

Axon Enterprise Inc. was the top contributor. Shares of this public safety-focused technology company rose on robust earnings and a favorable long-term outlook. Growth in Axon’s higher-margin Cloud business and Sensors segment reflects strong demand for the company’s digital evidence management, productivity, and real-time operations platforms, as well as Axon Fleet in-car cameras. With line of sight to more than 20% CAGR, an improving margin profile with the growth of software solutions, and a management team that has demonstrated an ability to innovate quickly, sell to customers, and manage costs effectively, Axon has solidified itself as a best-in-class company and a compelling investment in the public safety space.

CareDx, Inc. was the top detractor. Shares of this diagnostics company that facilitates pre-transplant donor matches and post-transplant rejection monitoring fell on reimbursement headwinds as CareDx shifts into commercial payer markets. Uncertainty around Medicare’s reimbursement policy raised by the news that it was seeking feedback from physicians on usage also pressured shares. We exited our investment.

While inflation and employment levels are still well above the Fed’s target levels, we are starting to see evidence of lower inflation and slowing growth. If rates stabilize and eventually decline and business remains firm, the environment for equities will be supportive. However, there is much investor consternation as to the degree of the slowdown and the time in which rates need to rise or stay elevated to reach the Fed’s targets.

No one can accurately and consistently predict short-term market movements, in our experience. Instead, we stay focused on identifying and investing in our competitively advantaged, emerging growth businesses for the long term. By staying true to our time-tested investment process, we believe our shareholders will be rewarded when the inevitable economic recovery begins.

*	Individual weights may not sum to 100% (or displayed total) due to rounding.

†

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of Retail Shares.

Baron Durable Advantage Fund (Unaudited)	March 31, 2023

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON DURABLE ADVANTAGE FUND

(RETAIL SHARES) IN RELATION TO THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2023
	Six Months*	One Year	Three Years	Five Years	Since Inception (December 29, 2017)
Baron Durable Advantage Fund — Retail Shares[1,2]	21.35%	(2.95)%	17.92%	12.11%	11.77%
Baron Durable Advantage Fund — Institutional Shares[1,2]	21.53%	(2.70)%	18.19%	12.38%	12.03%
Baron Durable Advantage Fund — R6 Shares[1,2]	21.52%	(2.70)%	18.19%	12.38%	12.03%
S&P 500 Index[1]	15.62%	(7.73)%	18.60%	11.19%	10.47%

*	Not Annualized.

[1]

The S&P 500 Index measures the performance of 500 widely held large cap U.S. companies. The index and the Fund are with dividends reinvested, which positively impact the performance results. The index is unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2033, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

March 31, 2023 (Unaudited)	Baron Durable Advantage Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2023

Percent of Net Assets*
Microsoft Corporation	9.1%
Meta Platforms, Inc.	7.8%
Amazon.com, Inc.	5.3%
Visa Inc.	4.5%
Arch Capital Group Ltd.	4.5%
UnitedHealth Group Incorporated	4.4%
Accenture plc	4.3%
NVIDIA Corporation	3.9%
Intuit Inc.	3.9%
Monolithic Power Systems, Inc.	3.8%

51.4%

SECTOR BREAKDOWN AS OF MARCH 31, 2023†*

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six months ended March 31, 2023, Baron Durable Advantage Fund1 increased 21.35% while the S&P 500 Index increased 15.62%.

Baron Durable Advantage Fund invests mainly in large-sized U.S. companies with competitive advantages and market capitalizations no smaller than the top 90th percentile by market capitalization of the S&P 500 Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller. The Fund emphasizes businesses with excess free cash flow that can be returned to shareholders.

After a challenging 12 months, equities regained some ground during the six-month period, although the path higher was turbulent. Investor sentiment remained focused on the Federal Reserve, and the markets largely rose and fell in accordance with the Fed’s next perceived move. Despite easing supply-chain constraints, falling energy and commodity prices, and the reopening of the Chinese economy, inflation readings stayed stubbornly high. In early March, the sudden failure of Silicon Valley Bank rattled the markets, but regulators quickly intervened to prevent contagion, and equities rebounded on the belief the Fed would slow rate hikes to reduce the risk of a banking crisis.

Information Technology, Financials, and Communication Services contributed the most. Consumer Discretionary holdings detracted.

Meta Platforms, Inc. was the top contributor. Shares of the world’s largest social network increased on decisive cost discipline actions, improving adoption of new advertising products, and its work in generative AI. Meta is the mega-cap technology company most focused on cost cutting, while user engagement remains healthy and newer advertising formats are reportedly picking up steam. Longer term, we believe Meta will utilize its leadership in mobile advertising, massive user base, innovative culture, and technological scale to perform, with further monetization opportunities ahead.

Amazon.com, Inc. was the top detractor. Shares of the world’s largest retailer and cloud services provider fell on weak guidance in margins and Cloud. We believe Amazon is well positioned in the medium term to improve profitability and sustain premium growth. Longer term, Amazon has substantially more room to grow in e-commerce, where it has less than 15% penetration; and Cloud, where it is the clear leader in a vast and growing market.

While inflation and employment levels are still well above the Fed’s target levels, we are starting to see evidence of lower inflation and slowing growth. If rates stabilize and eventually decline and business remains firm, the environment for equities will be supportive. However, there is much investor consternation as to the degree of the slowdown and the time in which rates need to rise or stay elevated to reach the Fed’s targets.

We believe investing in great businesses at attractive valuations will enable us to earn excess risk-adjusted returns over the long term. We look for companies with strong and durable competitive advantages, track records of successful capital allocation, high returns on invested capital, and high free-cash-flow generation, a significant portion of which is returned to shareholders as dividends or share repurchases.

*	Individual weights may not sum to 100% (or displayed total) due to rounding.

†

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of Retail Shares.

Baron Asset Fund	March 31, 2023

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2023

Shares		Cost	Value
Common Stocks (96.85%)
Communication Services (1.73%)
	Advertising (0.80%)
594,000	The Trade Desk, Inc., Cl A1	$11,554,017	$36,180,540

	Cable & Satellite (0.31%)
175,000	Liberty Broadband Corp., Cl C1	12,253,924	14,297,500

	Interactive Media & Services (0.62%)
1,133,000	ZoomInfo Technologies, Inc.[1]	24,349,619	27,996,430

Total Communication Services		48,157,560	78,474,470

Consumer Discretionary (6.36%)
	Home Improvement Retail (0.50%)
230,000	Floor & Decor Holdings, Inc., Cl A1	20,284,647	22,590,600

	Hotels, Resorts & Cruise Lines (2.75%)
546,442	Choice Hotels International, Inc.	5,198,084	64,037,538
543,233	Hyatt Hotels Corp., Cl A1	16,817,762	60,728,017

		22,015,846	124,765,555

	Leisure Facilities (3.11%)
603,538	Vail Resorts, Inc.	11,683,688	141,034,760

Total Consumer Discretionary		53,984,181	288,390,915

Financials (12.81%)
	Asset Management & Custody Banks (0.59%)
237,514	T. Rowe Price Group, Inc.	5,729,988	26,815,331

	Financial Exchanges & Data (5.77%)
370,725	FactSet Research Systems, Inc.	19,898,421	153,884,240
166,267	MarketAxess Holdings, Inc.	17,839,339	65,058,614
30,000	MSCI, Inc.	7,783,774	16,790,700
326,189	Tradeweb Markets, Inc., Cl A	11,978,713	25,775,455

		57,500,247	261,509,009

	Insurance Brokers (0.82%)
158,421	Willis Towers Watson PLC[2]	19,439,430	36,813,872

	Investment Banking & Brokerage (2.29%)
1,750,936	The Charles Schwab Corp.	1,542,899	91,714,028
60,000	LPL Financial Holdings, Inc.	13,576,561	12,144,000

		15,119,460	103,858,028

	Property & Casualty Insurance (3.30%)
2,203,444	Arch Capital Group Ltd.[1]	7,933,936	149,547,744

	Transaction & Payment Processing Services (0.04%)
34,217	Fidelity National Information Services, Inc.	1,885,058	1,859,010

Total Financials		107,608,119	580,402,994

Health Care (26.87%)
	Biotechnology (0.34%)
41,366	argenx SE, ADR[1,2]	13,431,821	15,412,144

	Health Care Equipment (9.18%)
682,000	DexCom, Inc.[1]	54,311,293	79,234,760
673,630	IDEXX Laboratories, Inc.[1]	12,186,829	336,868,890

		66,498,122	416,103,650

	Health Care Supplies (1.78%)
215,418	The Cooper Companies, Inc.	6,713,299	80,428,465

Shares		Cost	Value
Common Stocks (continued)

Health Care (continued)

	Health Care Technology (1.86%)
459,386	Veeva Systems, Inc., Cl A1	$27,115,596	$84,430,553

	Life Sciences Tools & Services (13.71%)
1,524,944	Bio-Techne Corporation	37,146,743	113,135,595
200,000	ICON PLC[1,2]	43,086,335	42,718,000
192,552	Illumina, Inc.[1]	8,187,333	44,777,968
179,117	Mettler-Toledo International, Inc.[1]	10,665,962	274,086,624
181,000	Repligen Corp.[1]	30,985,147	30,473,160
334,404	West Pharmaceutical Services, Inc.	14,419,530	115,860,954

		144,491,050	621,052,301

Total Health Care		288,249,888	1,217,427,113

Industrials (14.49%)
	Construction & Engineering (0.72%)
197,000	Quanta Services, Inc.	31,147,339	32,828,080

	Data Processing & Outsourced Services (0.96%)
771,076	SS&C Technologies Holdings, Inc.	20,933,204	43,542,662

	Environmental & Facilities Services (1.36%)
1,643,418	Rollins, Inc.	24,597,482	61,677,477

	Industrial Machinery & Supplies & Components (1.74%)
340,760	IDEX Corp.	24,525,881	78,725,783

	Research & Consulting Services (9.71%)
2,439,930	CoStar Group, Inc.[1]	59,005,227	167,989,181
1,438,500	TransUnion	77,172,718	89,388,390
951,206	Verisk Analytics, Inc.	23,582,787	182,498,383

		159,760,732	439,875,954

Total Industrials		260,964,638	656,649,956

Information Technology (30.60%)
	Application Software (15.03%)
557,856	ANSYS, Inc.[1]	19,939,586	185,654,477
176,026	Aspen Technology, Inc.[1]	32,258,986	40,287,071
1,636,093	Ceridian HCM Holding, Inc.[1]	64,026,865	119,794,729
150,000	Fair Isaac Corp.[1]	63,616,939	105,403,500
1,421,809	Guidewire Software, Inc.[1]	77,473,157	116,659,428
257,192	Roper Technologies, Inc.	26,184,327	113,341,943

		283,499,860	681,141,148

	Electronic Components (1.63%)
900,000	Amphenol Corp., Cl A	42,881,684	73,548,000

	Internet Services & Infrastructure (2.76%)
592,103	Verisign, Inc.[1]	27,318,889	125,129,127

	IT Consulting & Other Services (9.47%)
50,000	EPAM Systems, Inc.[1]	24,927,247	14,950,000
1,271,323	Gartner, Inc.[1]	27,028,517	414,158,893

		51,955,764	429,108,893

	Technology Distributors (1.71%)
397,363	CDW Corp.	26,228,965	77,442,075

Total Information Technology		431,885,162	1,386,369,243

16	See Notes to Financial Statements.

March 31, 2023	Baron Asset Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2023

Shares		Cost	Value
Common Stocks (continued)
Real Estate (3.99%)
	Data Center REITs (1.04%)
65,416	Equinix, Inc.	$4,258,856	$47,167,553

	Office REITs (0.48%)
175,000	Alexandria Real Estate Equities, Inc.	26,236,333	21,978,250

	Real Estate Services (0.87%)
542,323	CBRE Group, Inc., Cl A1	6,067,334	39,486,537

	Telecom Tower REITs (1.60%)
276,856	SBA Communications Corp.	6,889,422	72,278,796

Total Real Estate		43,451,945	180,911,136

Total Common Stocks		1,234,301,493	4,388,625,827

Private Common Stocks (0.83%)
Communication Services (0.56%)
	Movies & Entertainment (0.56%)
197,613	StubHub Holdings, Inc., Cl A1,3,4,6	50,000,041	25,492,077

Industrials (0.27%)
	Aerospace & Defense (0.27%)
92,406	Space Exploration Technologies Corp., Cl A1,3,4,6	7,115,262	6,848,259
69,932	Space Exploration Technologies Corp., Cl C1,3,4,6	5,384,764	5,182,698

Total Industrials		12,500,026	12,030,957

Total Private Common Stocks		62,500,067	37,523,034

Private Preferred Stocks (1.58%)
Industrials (1.58%)
	Aerospace & Defense (1.58%)
96,298	Space Exploration Technologies Corp., Series N1,3,4,6	26,000,460	71,366,970

Principal Amount		Cost	Value
Short Term Investments (0.78%)
$35,238,344	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2023, 4.35% due 4/3/2023; Proceeds at maturity $35,251,118; (Fully Collateralized by $39,474,800 U.S. Treasury Note, 0.25% due 10/31/2025 Market value - $35,943,180)[5]	$35,238,344	$35,238,344

Total Investments (100.04%)		$1,358,040,364	4,532,754,175

Liabilities Less Cash and Other Assets (-0.04%)			(1,624,770)

Net Assets			$4,531,129,405

Retail Shares (Equivalent to $91.42 per share based on 22,779,897 shares outstanding)			$2,082,504,314

Institutional Shares (Equivalent to $96.59 per share based on 23,744,375 shares outstanding)			$2,293,494,854

R6 Shares (Equivalent to $96.56 per share based on 1,606,490 shares outstanding)			$155,130,237

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2023, the market value of restricted and fair valued securities amounted to $108,890,004 or 2.40% of net assets. These securities are not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	17

Baron Growth Fund	March 31, 2023

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2023

Shares		Cost	Value
Common Stocks (98.70%)
Communication Services (6.46%)
	Alternative Carriers (6.46%)
7,825,000	Iridium Communications, Inc.[4]	$48,151,998	$484,602,250

Consumer Discretionary (17.66%)
	Casinos & Gaming (3.31%)
440,000	Boyd Gaming Corporation	11,056,072	28,212,800
4,820,000	Penn Entertainment, Inc.[1]	48,964,148	142,961,200
1,725,000	Red Rock Resorts, Inc., Cl A	32,179,860	76,883,250

		92,200,080	248,057,250

	Education Services (1.13%)
1,100,000	Bright Horizons Family Solutions, Inc.[1]	34,585,154	84,689,000

	Hotels, Resorts & Cruise Lines (6.88%)
2,965,000	Choice Hotels International, Inc.[4]	71,648,874	347,468,350
1,250,000	Marriott Vacations Worldwide Corp.	66,814,799	168,575,000

		138,463,673	516,043,350

	Leisure Facilities (6.23%)
2,000,000	Vail Resorts, Inc.	56,102,209	467,360,000

	Restaurants (0.11%)
560,009	Krispy Kreme, Inc.	8,703,783	8,708,140

Total Consumer Discretionary		330,054,899	1,324,857,740

Financials (39.34%)
	Asset Management & Custody Banks (2.28%)
1,670,000	The Carlyle Group, Inc.	34,063,971	51,870,200
1,860,000	Cohen & Steers, Inc.	40,191,523	118,965,600

		74,255,494	170,835,800

	Commercial & Residential Mortgage Finance (0.28%)
520,000	Essent Group Ltd.	14,300,210	20,826,000

	Financial Exchanges & Data (20.44%)
1,200,000	FactSet Research Systems, Inc.	59,954,575	498,108,000
925,000	Morningstar, Inc.	18,840,637	187,802,750
1,515,000	MSCI, Inc.	27,960,632	847,930,350

		106,755,844	1,533,841,100

	Investment Banking & Brokerage (0.70%)
450,000	Houlihan Lokey, Inc.	19,625,873	39,370,500
350,000	Moelis & Co., Cl A	5,215,059	13,454,000

		24,840,932	52,824,500

	Life & Health Insurance (3.44%)
1,500,000	Primerica, Inc.	31,190,716	258,360,000

	Property & Casualty Insurance (12.20%)
9,060,000	Arch Capital Group Ltd.[1]	28,241,244	614,902,200
1,000,000	Kinsale Capital Group, Inc.	35,007,763	300,150,000

		63,249,007	915,052,200

Total Financials		314,592,203	2,951,739,600

Health Care (10.81%)
	Health Care Equipment (3.53%)
530,000	IDEXX Laboratories, Inc.[1]	7,424,926	265,042,400

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)

	Health Care Supplies (0.67%)
4,632,307	Figs, Inc., Cl A1	$37,385,940	$28,673,980
1,157,434	Neogen Corp.[1]	13,318,938	21,435,678

		50,704,878	50,109,658

	Life Sciences Tools & Services (6.55%)
2,940,000	Bio-Techne Corporation	38,609,088	218,118,600
70,000	Mettler-Toledo International, Inc.[1]	3,201,574	107,114,700
480,000	West Pharmaceutical Services, Inc.	16,306,090	166,305,600

		58,116,752	491,538,900

	Pharmaceuticals (0.06%)
128,372	Dechra Pharmaceuticals PLC (United Kingdom)[2,6]	3,523,090	4,202,829

Total Health Care		119,769,646	810,893,787

Industrials (5.69%)
	Building Products (0.75%)
1,150,000	Trex Co., Inc.[1]	10,329,303	55,970,500

	Industrial Machinery & Supplies & Components (0.21%)
1,830,612	Marel hf (Netherlands)[2]	7,676,818	7,464,722
3,500,000	Velo3D, Inc.[1]	7,997,500	7,945,000

		15,674,318	15,409,722

	Research & Consulting Services (4.73%)
5,160,000	CoStar Group, Inc.[1]	21,547,653	355,266,000

Total Industrials		47,551,274	426,646,222

Information Technology (12.98%)
	Application Software (6.21%)
725,000	Altair Engineering, Inc., Cl A1	11,330,019	52,279,750
1,000,000	ANSYS, Inc.[1]	22,816,668	332,800,000
260,000	Clearwater Analytics Holdings, Inc., Cl A1	3,918,433	4,149,600
935,000	Guidewire Software, Inc.[1]	28,409,675	76,716,750

		66,474,795	465,946,100

	Electronic Components (0.21%)
60,000	Littelfuse, Inc.	6,452,400	16,085,400

	IT Consulting & Other Services (6.56%)
1,510,000	Gartner, Inc.[1]	20,973,165	491,912,700

Total Information Technology		93,900,360	973,944,200

Real Estate (5.76%)
	Diversified REITs (0.05%)
200,000	American Assets Trust, Inc.	3,350,429	3,718,000

	Office REITs (1.98%)
750,000	Alexandria Real Estate Equities, Inc.	26,054,962	94,192,500
4,400,000	Douglas Emmett, Inc.	43,017,876	54,252,000

		69,072,838	148,444,500
	Other Specialized REITs (3.73%)
5,385,000	Gaming and Leisure Properties, Inc.	114,093,295	280,343,100

Total Real Estate		186,516,562	432,505,600

Total Common Stocks		1,140,536,942	7,405,189,399

18	See Notes to Financial Statements.

March 31, 2023	Baron Growth Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2023

Shares		Cost	Value
Private Convertible Preferred Stocks (0.45%)
Industrials (0.22%)
	Electrical Components & Equipment (0.22%)
59,407,006	Northvolt AB (Sweden)[1,2,3,5,7]	$9,374,989	$16,516,573

Materials (0.23%)
	Fertilizers & Agricultural Chemicals (0.23%)
341,838	Farmers Business Network, Inc., Series F1,2,3,5,7	11,300,002	11,984,840
80,440	Farmers Business Network, Inc., Series G1,2,3,5,7	5,000,000	5,132,877

Total Materials		16,300,002	17,117,717

Total Private Convertible Preferred Stocks		25,674,991	33,634,290

Principal Amount
Short Term Investments (0.90%)
$67,502,585	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2023, 4.35% due 4/3/2023; Proceeds at maturity $67,527,054; (Fully Collateralized by $75,617,800 U.S. Treasury Note, 0.25% due 10/31/2025 Market value - $68,852,640)[6]	67,502,585	67,502,585

Total Investments (100.05%)		$1,233,714,518	7,506,326,274

Liabilities Less Cash and Other Assets (-0.05%)			(3,607,368)

Net Assets			$7,502,718,906

Retail Shares (Equivalent to $91.63 per share based on 25,359,318 shares outstanding)			$2,323,788,637

Institutional Shares (Equivalent to $96.54 per share based on 51,399,175 shares outstanding)			$4,962,173,468

R6 Shares (Equivalent to $96.55 per share based on 2,244,982 shares outstanding)			$216,756,801

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2023, the market value of restricted and fair valued securities amounted to $33,634,290 or 0.45% of net assets. These securities are not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	See Note 10 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[6]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	19

Baron Small Cap Fund	March 31, 2023

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2023

Shares		Cost	Value
Common Stocks (94.11%)
Communication Services (5.13%)
	Advertising (1.07%)
750,000	The Trade Desk, Inc., Cl A1	$2,662,500	$45,682,500

	Cable & Satellite (0.93%)
75,000	Liberty Broadband Corporation, Cl A1	298,828	6,159,000
200,000	Liberty Broadband Corporation, Cl C1	772,163	16,340,000
625,000	Liberty Media Corp.-Liberty SiriusXM, Cl C1	1,322,731	17,493,750

		2,393,722	39,992,750

	Movies & Entertainment (3.13%)
1,200,000	Liberty Media Corporation-Liberty Formula One, Cl C1	21,262,385	89,796,000
225,000	Madison Square Garden Sports Corp.[1]	8,416,556	43,841,250

		29,678,941	133,637,250

Total Communication Services		34,735,163	219,312,500

Consumer Discretionary (15.40%)
	Automotive Parts & Equipment (0.29%)
4,500,000	Holley, Inc.[1]	37,719,254	12,330,000

	Casinos & Gaming (3.54%)
875,000	DraftKings, Inc., Cl A1	11,187,787	16,940,000
400,000	Penn Entertainment, Inc.[1]	6,920,393	11,864,000
2,750,000	Red Rock Resorts, Inc., Cl A	75,439,769	122,567,500

		93,547,949	151,371,500

	Education Services (1.35%)
750,000	Bright Horizons Family Solutions, Inc.[1]	29,824,721	57,742,500

	Home Improvement Retail (3.22%)
1,400,000	Floor & Decor Holdings, Inc., Cl A1	55,967,953	137,508,000

	Homebuilding (2.13%)
800,000	Installed Building Products, Inc.	38,183,412	91,224,000

	Leisure Facilities (1.82%)
1,000,000	Planet Fitness, Inc., Cl A1	41,366,077	77,670,000

	Restaurants (1.80%)
2,200,000	The Cheesecake Factory, Inc.	60,116,924	77,110,000

	Specialized Consumer Services (1.25%)
2,800,000	European Wax Center, Inc., Cl A1	53,348,102	53,200,000

Total Consumer Discretionary		410,074,392	658,156,000

Consumer Staples (2.29%)
	Packaged Foods & Meats (1.25%)
3,250,000	UTZ Brands, Inc.	52,114,568	53,527,500

	Personal Care Products (1.04%)
3,500,000	The Beauty Health Co.[1]	50,004,368	44,205,000

Total Consumer Staples		102,118,936	97,732,500

Shares		Cost	Value
Common Stocks (continued)
Financials (8.42%)
	Insurance Brokers (1.85%)
3,100,000	BRP Group, Inc., Cl A1	$50,723,405	$78,926,000

	Investment Banking & Brokerage (1.28%)
625,000	Houlihan Lokey, Inc.	28,909,333	54,681,250

	Property & Casualty Insurance (3.51%)
500,000	Kinsale Capital Group, Inc.	72,425,817	150,075,000

	Transaction & Payment Processing Services (1.78%)
3,900,000	Repay Holdings Corporation[1]	33,541,410	25,623,000
275,000	WEX, Inc.[1]	14,404,804	50,569,750

		47,946,214	76,192,750

Total Financials		200,004,769	359,875,000

Health Care (12.76%)
	Health Care Equipment (4.92%)
1,000,000	Axonics, Inc.[1]	35,459,918	54,560,000
580,000	DexCom, Inc.[1]	1,922,937	67,384,400
60,000	IDEXX Laboratories, Inc.[1]	829,217	30,004,800
250,000	Inspire Medical Systems, Inc.[1]	12,675,917	58,517,500

		50,887,989	210,466,700

	Health Care Supplies (1.30%)
3,000,000	Neogen Corp.[1]	44,690,676	55,560,000

	Life Sciences Tools & Services (4.66%)
700,000	ICON plc[1]	38,492,341	149,513,000
32,500	Mettler-Toledo International, Inc.[1]	1,571,421	49,731,825

		40,063,762	199,244,825

	Managed Health Care (1.10%)
800,000	HealthEquity, Inc.[1]	13,208,487	46,968,000

	Pharmaceuticals (0.78%)
1,020,000	Dechra Pharmaceuticals PLC (United Kingdom)[2,4]	28,920,685	33,394,238

Total Health Care		177,771,599	545,633,763

Industrials (27.44%)
	Aerospace & Defense (4.28%)
2,200,000	Kratos Defense & Security Solutions, Inc.[1]	32,701,507	29,656,000
1,200,000	Mercury Systems, Inc.[1]	37,862,063	61,344,000
125,000	TransDigm Group, Inc.[1]	0	92,131,250

		70,563,570	183,131,250

	Building Products (2.12%)
5,500,000	Janus International Group, Inc.[1]	54,266,533	54,230,000
750,000	Trex Co., Inc.[1]	28,530,038	36,502,500

		82,796,571	90,732,500

	Diversified Support Services (1.61%)
2,275,000	Driven Brands Holdings, Inc.[1]	57,328,359	68,955,250

	Electrical Components & Equipment (3.52%)
1,800,000	Shoals Technologies Group, Inc., Cl A1	29,324,283	41,022,000
7,650,000	Vertiv Holdings Co.	78,901,960	109,471,500

		108,226,243	150,493,500

20	See Notes to Financial Statements.

March 31, 2023	Baron Small Cap Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2023

Shares		Cost	Value
Common Stocks (continued)

Industrials (continued)

	Environmental & Facilities Services (1.46%)
450,000	Waste Connections, Inc.	$19,650,000	$62,581,500

	Human Resource & Employment Services (4.65%)
1,750,000	ASGN, Inc.[1]	55,248,585	144,672,500
3,875,000	First Advantage Corp.[1]	63,180,840	54,095,000

		118,429,425	198,767,500

	Industrial Machinery & Supplies & Components (5.10%)
750,000	Chart Industries, Inc.[1]	101,593,035	94,050,000
525,000	John Bean Technologies Corp.	45,760,616	57,377,250
285,000	RBC Bearings, Incorporated[1]	34,467,037	66,328,050

		181,820,688	217,755,300

	Research & Consulting Services (1.10%)
5,000,000	Clarivate PLC[1]	55,404,082	46,950,000

	Trading Companies & Distributors (3.60%)
2,000,000	Hillman Solutions Corp.[1,3]	21,912,701	16,840,000
1,000,000	SiteOne Landscape Supply, Inc.[1]	50,124,054	136,870,000

		72,036,755	153,710,000

Total Industrials		766,255,693	1,173,076,800

Information Technology (18.94%)
	Application Software (9.74%)
750,000	Altair Engineering, Inc., Cl A1	11,935,619	54,082,500
350,000	Aspen Technology, Inc.[1]	32,534,028	80,104,500
950,000	Ceridian HCM Holding, Inc.[1]	29,430,555	69,559,000
1,650,000	Clearwater Analytics Holdings, Inc., Cl A1	29,031,738	26,334,000
7,388,636	E2open Parent Holdings, Inc., Cl A1	65,043,584	43,001,861
1,225,000	Guidewire Software, Inc.[1]	31,269,358	100,511,250
700,000	Sprout Social, Inc., Cl A1	40,024,947	42,616,000

		239,269,829	416,209,111

	Electronic Equipment & Instruments (1.74%)
1,500,000	Cognex Corp.	25,832,809	74,325,000

	IT Consulting & Other Services (7.46%)
770,000	Endava plc, ADR[1,2]	25,677,665	51,728,600
715,000	Gartner, Inc.[1]	9,776,121	232,925,550
3,000,000	Grid Dynamics Holdings, Inc.[1]	36,322,597	34,380,000

		71,776,383	319,034,150

Total Information Technology		336,879,021	809,568,261

Materials (1.64%)
	Specialty Chemicals (1.64%)
1,700,000	Avient Corp.	53,733,696	69,972,000

Shares		Cost	Value
Common Stocks (continued)
Real Estate (2.09%)
	Industrial REITs (0.56%)
850,000	Americold Realty Trust, Inc.	$13,294,118	$24,182,500

	Telecom Tower REITs (1.53%)
250,000	SBA Communications Corp.	1,006,880	65,267,500

Total Real Estate		14,300,998	89,450,000

Total Common Stocks		2,095,874,267	4,022,776,824

Principal Amount
Short Term Investments (5.93%)
$253,636,574	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2023, 4.35% due 4/3/2023; Proceeds at maturity $253,728,517; (Fully Collateralized by $284,129,000 U.S. Treasury Note, 0.25% due 10/31/2025 Market value - $258,709,348)[4]	253,636,574	253,636,574

Total Investments (100.04%)		$2,349,510,841	4,276,413,398

Liabilities Less Cash and Other Assets (-0.04%)			(1,825,399)

Net Assets			$4,274,587,999

Retail Shares (Equivalent to $26.94 per share based on 45,067,961 shares outstanding)			$1,214,171,742

Institutional Shares (Equivalent to $28.98 per share based on 98,522,140 shares outstanding)			$2,855,607,227

R6 Shares (Equivalent to $28.97 per share based on 7,069,096 shares outstanding)			$204,809,030

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	21

Baron Opportunity Fund	March 31, 2023

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2023

Shares		Cost	Value
Common Stocks (93.46%)
Communication Services (11.12%)
	Advertising (1.52%)
217,510	The Trade Desk, Inc., Cl A1	$4,644,173	$13,248,534

	Interactive Home Entertainment (2.35%)
90,500	Electronic Arts, Inc.	9,676,455	10,900,725
80,700	Take-Two Interactive Software, Inc.[1]	8,525,083	9,627,510

		18,201,538	20,528,235

	Interactive Media & Services (5.83%)
243,000	Alphabet, Inc., Cl C1	9,303,337	25,272,000
84,000	Meta Platforms, Inc., Cl A1	12,955,609	17,802,960
311,369	ZoomInfo Technologies, Inc.[1]	7,213,020	7,693,928

		29,471,966	50,768,888

	Movies & Entertainment (1.42%)
516,000	Endeavor Group Holdings, Inc., Cl A1	12,384,000	12,347,880

Total Communication Services		64,701,677	96,893,537

Consumer Discretionary (13.22%)
	Automobile Manufacturers (7.06%)
484,183	Rivian Automotive, Inc., Cl A1	7,499,995	7,495,153
260,400	Tesla, Inc.[1]	19,644,628	54,022,584

		27,144,623	61,517,737

	Automotive Parts & Equipment (0.40%)
81,200	Mobileye Global, Inc., Cl A1	3,158,840	3,513,524

	Broadline Retail (5.76%)
485,500	Amazon.com, Inc.[1]	29,742,116	50,147,295

Total Consumer Discretionary		60,045,579	115,178,556

Financials (6.32%)
	Transaction & Payment Processing Services (6.32%)
69,800	MasterCard, Incorporated, Cl A	15,595,187	25,366,018
131,500	Visa, Inc., Cl A	21,184,507	29,647,990

Total Financials		36,779,694	55,014,008

Health Care (8.82%)
	Biotechnology (3.60%)
48,739	argenx SE, ADR[1,2]	1,347,608	18,159,177
124,561	Arrowhead Pharmaceuticals, Inc.[1]	2,494,474	3,163,849
584,000	Rocket Pharmaceuticals, Inc.[1]	11,268,776	10,003,920

		15,110,858	31,326,946

	Health Care Equipment (3.40%)
59,800	DexCom, Inc.[1]	6,640,713	6,947,564
54,505	Intuitive Surgical, Inc.[1]	7,920,379	13,924,393
40,400	Shockwave Medical, Inc.[1]	1,988,318	8,759,932

		16,549,410	29,631,889

	Life Sciences Tools & Services (1.82%)
68,315	Illumina, Inc.[1]	11,957,854	15,886,653

Total Health Care		43,618,122	76,845,488

Industrials (2.76%)
	Research & Consulting Services (2.76%)
349,330	CoStar Group, Inc.[1]	14,346,813	24,051,370

Shares		Cost	Value
Common Stocks (continued)
Information Technology (50.04%)
	Application Software (9.97%)
199,570	Ceridian HCM Holding, Inc.[1]	$9,380,035	$14,612,516
253,500	Gitlab, Inc., Cl A1,4	9,369,173	8,692,515
175,100	Guidewire Software, Inc.[1]	5,058,280	14,366,955
20,900	HubSpot, Inc.[1]	7,041,030	8,960,875
52,000	ServiceNow, Inc.[1,4]	15,689,186	24,165,440
77,500	Workday, Inc., Cl A1	12,581,374	16,006,850

		59,119,078	86,805,151

	Internet Services & Infrastructure (1.15%)
209,500	Shopify, Inc., Cl A1,2	6,851,111	10,043,430

	IT Consulting & Other Services (4.66%)
206,368	Endava plc, ADR[1,2]	7,524,784	13,863,802
82,087	Gartner, Inc.[1]	1,069,230	26,741,482

		8,594,014	40,605,284

	Semiconductor Materials & Equipment (1.66%)
21,300	ASML Holding N.V.[2]	10,043,235	14,499,123

	Semiconductors (13.14%)
183,000	Advanced Micro Devices, Inc.[1]	13,745,675	17,935,830
1,793,500	indie Semiconductor, Inc., Cl A1	12,356,509	18,921,425
174,000	Marvell Technology, Inc.	6,802,196	7,534,200
26,200	Monolithic Power Systems, Inc.	10,450,027	13,114,148
204,900	NVIDIA Corp.	18,068,512	56,915,073

		61,422,919	114,420,676

	Systems Software (19.46%)
202,000	Cloudflare, Inc., Cl A1,4	8,494,557	12,455,320
77,623	Crowdstrike Holdings, Inc., Cl A1	5,534,067	10,654,533
113,000	Datadog, Inc., Cl A1,4	8,370,719	8,210,580
433,900	Microsoft Corporation	64,291,841	125,093,370
85,008	Snowflake, Inc., Cl A1,4	11,548,604	13,115,884

		98,239,788	169,529,687

Total Information Technology		244,270,145	435,903,351

Real Estate (1.18%)
	Data Center REITs (1.18%)
14,225	Equinix, Inc.	2,122,124	10,256,794

Total Common Stocks		465,884,154	814,143,104

Private Common Stocks (1.69%)
Communication Services (0.51%)
	Interactive Media & Services (0.51%)
50,000	X Holdings I, Inc., Cl A1,3,4,6	5,000,000	4,476,000

Industrials (1.18%)
	Aerospace & Defense (1.17%)
105,020	Space Exploration Technologies Corp., Cl A1,3,4,6	4,607,169	7,783,089
31,890	Space Exploration Technologies Corp., Cl C1,3,4,6	1,392,972	2,363,385

		6,000,141	10,146,474

	Passenger Ground Transportation (0.01%)
3,571	GM Cruise Holdings LLC, Cl B1,3,4,6	103,563	94,135

Total Industrials		6,103,704	10,240,609

Total Private Common Stocks		11,103,704	14,716,609

22	See Notes to Financial Statements.

March 31, 2023	Baron Opportunity Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2023

Shares		Cost	Value
Private Convertible Preferred Stocks (0.88%)
Materials (0.88%)
	Fertilizers & Agricultural Chemicals (0.88%)
219,321	Farmers Business Network, Inc., Series F1,3,4,6	$7,250,007	$7,689,394

Private Preferred Stocks (2.41%)
Industrials (2.41%)
	Aerospace & Defense (1.57%)
18,519	Space Exploration Technologies Corp., Series N1,3,4,6	5,000,130	13,724,532

	Passenger Ground Transportation (0.84%)
266,956	GM Cruise Holdings, Cl G1,3,4,6	7,034,290	7,285,229

Total Private Preferred Stocks		12,034,420	21,009,761

Principal Amount
Short Term Investments (1.59%)
$13,810,660	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2023, 4.35% due 4/3/2023; Proceeds at maturity $13,815,667; (Fully Collateralized by $15,471,000 U.S. Treasury Note, 0.25% due 10/31/2025 Market value - $14,086,884)[5]	13,810,660	13,810,660

Total Investments (100.03%)		$510,082,945	871,369,528

Liabilities Less Cash and Other Assets (-0.03%)			(253,943)

Net Assets			$871,115,585

Retail Shares (Equivalent to $27.80 per share based on 16,525,039 shares outstanding)			$459,444,274

Institutional Shares (Equivalent to $29.55 per share based on 13,054,053 shares outstanding)			$385,741,809

R6 Shares (Equivalent to $29.58 per share based on 876,529 shares outstanding)			$25,929,502

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2023, the market value of restricted and fair valued securities amounted to $43,415,764 or 4.98% of net assets. These securities are not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	23

Baron Fifth Avenue Growth Fund	March 31, 2023

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2023

Shares		Cost	Value
Common Stocks (96.81%)
Communication Services (9.92%)
	Advertising (2.93%)
194,162	The Trade Desk, Inc., Cl A1	$10,112,120	$11,826,407

	Interactive Media & Services (6.99%)
92,398	Meta Platforms Inc., Cl A1	6,934,348	19,582,832
348,023	ZoomInfo Technologies, Inc.[1]	12,177,461	8,599,649

		19,111,809	28,182,481

Total Communication Services		29,223,929	40,008,888

Consumer Discretionary (19.33%)
	Automobile Manufacturers (6.36%)
390,342	Rivian Automotive, Inc., Cl A1	10,968,291	6,042,494
94,524	Tesla, Inc.[1]	24,849,000	19,609,949

		35,817,291	25,652,443

	Automotive Parts & Equipment (1.72%)
160,268	Mobileye Global, Inc., Cl A1,2	3,614,202	6,934,797

	Broadline Retail (11.25%)
287,686	Amazon.com, Inc.[1]	2,726,880	29,715,087
11,905	MercadoLibre, Inc.[1,2]	6,864,818	15,691,504

		9,591,698	45,406,591

Total Consumer Discretionary		49,023,191	77,993,831

Financials (10.12%)
	Transaction & Payment Processing Services (10.12%)
6,222	Adyen N.V., 144A (Netherlands)[1,2,5]	4,719,451	9,914,308
132,183	Block, Inc.[1]	7,792,844	9,074,363
60,072	MasterCard Incorporated, Cl A	2,968,834	21,830,766

Total Financials		15,481,129	40,819,437

Health Care (13.22%)
	Biotechnology (2.27%)
24,633	argenx SE, ADR[1,2]	7,212,636	9,177,763

	Health Care Equipment (4.69%)
74,020	Intuitive Surgical, Inc.[1]	8,617,282	18,909,889

	Health Care Technology (3.53%)
77,581	Veeva Systems, Inc., Cl A1	5,455,270	14,258,612

	Life Sciences Tools & Services (2.73%)
47,327	Illumina, Inc.[1]	5,397,461	11,005,894

Total Health Care		26,682,649	53,352,158

Shares		Cost	Value
Common Stocks (continued)
Information Technology (44.22%)
	Application Software (8.81%)
35,862	Atlassian Corp. Ltd., Cl A1	$9,312,661	$6,138,498
54,748	ServiceNow, Inc.[1,4]	20,976,884	25,442,491
115,217	Gitlab, Inc., Cl A1,4	7,496,851	3,950,791

		37,786,396	35,531,780
	Internet Services & Infrastructure (4.15%)
349,300	Shopify, Inc., Cl A1,2	11,987,348	16,745,442

	IT Consulting & Other Services (4.86%)
138,513	Endava PLC, ADR[1,2]	15,076,498	9,305,303
34,514	EPAM Systems, Inc.[1]	2,565,574	10,319,686

		17,642,072	19,624,989
	Semiconductor Materials & Equipment (3.30%)
19,541	ASML Holding N.V.[2]	1,203,894	13,301,754

	Semiconductors (7.74%)
112,398	NVIDIA Corp.	16,814,089	31,220,793

	Systems Software (15.36%)
200,489	Cloudflare, Inc., Cl A1,4	15,502,481	12,362,151
114,467	Crowdstrike Holdings, Inc., Cl A1	9,838,034	15,711,740
189,945	Datadog, Inc., Cl A1,4	14,428,723	13,801,404
130,242	Snowflake, Inc., Cl A1	23,344,928	20,095,038

		63,114,166	61,970,333

Total Information Technology		148,547,965	178,395,091

Total Common Stocks		268,958,863	390,569,405

Private Common Stocks (0.99%)
Industrials (0.99%)
	Aerospace & Defense (0.99%)
41,330	Space Exploration Technologies Corp., Cl A1,3,4,6	1,932,253	3,062,989
12,240	Space Exploration Technologies Corp., Cl C1,3,4,6	567,691	907,113

Total Private Common Stocks		2,499,944	3,970,102

Private Preferred Stocks (0.90%)
Industrials (0.90%)
	Passenger Ground Transportation (0.90%)
133,288	GM Cruise Holdings, Cl G1,3,6	3,512,139	3,637,429

24	See Notes to Financial Statements.

March 31, 2023	Baron Fifth Avenue Growth Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2023

Principal Amount		Cost	Value
Short Term Investments (1.61%)
$6,506,945	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2023, 4.35% due 4/3/2023; Proceeds at maturity $6,509,303; (Fully Collateralized by $7,289,300 U.S. Treasury Note, 0.25% due 10/31/2025 Market value - $6,637,161)[5]	$6,506,945	$6,506,945

Total Investments (100.31%)		$281,477,891	404,683,881

Liabilities Less Cash and Other Assets (-0.31%)			(1,240,084)

Net Assets			$403,443,797

Retail Shares (Equivalent to $31.91 per share based on 2,723,437 shares outstanding)			$86,903,984

Institutional Shares (Equivalent to $32.92 per share based on 8,905,545 shares outstanding)			$293,204,170

R6 Shares (Equivalent to $32.92 per share based on 708,934 shares outstanding)			$23,335,643

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2023, the market value of restricted and fair valued securities amounted to $7,607,531 or 1.89% of net assets. These securities are not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the market value of Rule 144A securities amounted to $9,914,308 or 2.46% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	25

Baron Discovery Fund	March 31, 2023

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2023

Shares		Cost	Value
Common Stocks (93.11%)
Communication Services (1.62%)
	Advertising (0.66%)
4,250,000	S4 Capital PLC (United Kingdom)[1,2,4]	$15,642,612	$8,524,468

	Movies & Entertainment (0.96%)
185,000	Liberty Media Corporation-Liberty Formula One, Cl A1	5,634,811	12,487,500

Total Communication Services		21,277,423	21,011,968

Consumer Discretionary (13.41%)
	Casinos & Gaming (6.47%)
735,000	Boyd Gaming Corporation	46,928,841	47,128,200
1,035,000	DraftKings, Inc., Cl A1	18,755,879	20,037,600
375,000	Red Rock Resorts, Inc., Cl A	13,003,045	16,713,750

		78,687,765	83,879,550

	Footwear (0.72%)
300,000	On Holding AG, Cl A1,2	6,466,000	9,309,000

	Home Improvement Retail (2.99%)
395,000	Floor & Decor Holdings, Inc., Cl A1	14,885,596	38,796,900

	Homefurnishing Retail (0.74%)
39,500	RH1	9,880,813	9,620,225

	Restaurants (2.49%)
350,000	The Cheesecake Factory, Inc.	10,177,178	12,267,500
185,000	Texas Roadhouse, Inc.	15,924,197	19,991,100

		26,101,375	32,258,600

Total Consumer Discretionary		136,021,549	173,864,275

Consumer Staples (1.17%)
	Personal Care Products (1.17%)
1,200,000	The Beauty Health Co.[1]	12,467,467	15,156,000

Financials (5.61%)
	Insurance Brokers (0.98%)
500,007	BRP Group, Inc., Cl A1	8,065,826	12,730,178

	Property & Casualty Insurance (4.63%)
200,000	Kinsale Capital Group, Inc.	11,768,138	60,030,000

Total Financials		19,833,964	72,760,178

Health Care (15.21%)
	Health Care Equipment (7.57%)
637,982	Axonics, Inc.[1]	28,878,670	34,808,298
359,823	Inari Medical, Inc.[1]	17,919,524	22,215,472
640,208	Silk Road Medical, Inc.[1,3]	27,145,351	25,051,339
4,660,000	ViewRay, Inc.[1]	23,738,157	16,123,600

		97,681,702	98,198,709

	Health Care Supplies (1.51%)
2,029,967	Cerus Corp.[1]	10,468,349	6,029,002
199,000	Establishment Labs Holdings, Inc.[1,2]	14,245,456	13,480,260

		24,713,805	19,509,262

	Health Care Technology (2.45%)
550,591	Certara, Inc.[1]	11,505,296	13,274,749
1,789,366	Definitive Healthcare Corp.[1]	39,602,669	18,484,151

		51,107,965	31,758,900

Shares		Cost	Value
Common Stocks (continued)

Health Care (continued)

	Life Sciences Tools & Services (1.54%)
514,595	Maravai LifeSciences Holdings, Inc., Cl A1	$7,455,504	$7,209,476
573,790	Veracyte, Inc.[1,3]	14,716,344	12,795,517

		22,171,848	20,004,993

	Pharmaceuticals (2.14%)
859,432	Revance Therapeutics, Inc.[1]	16,520,729	27,682,304

Total Health Care		212,196,049	197,154,168

Industrials (18.43%)
	Aerospace & Defense (6.97%)
166,095	Axon Enterprise, Inc.[1]	18,709,889	37,346,461
2,302,370	Kratos Defense & Security Solutions, Inc.[1]	35,640,286	31,035,947
430,380	Mercury Systems, Inc.[1]	19,621,174	22,001,026

		73,971,349	90,383,434

	Building Products (0.75%)
200,000	Trex Co., Inc.[1]	6,713,309	9,734,000

	Diversified Support Services (1.19%)
1,200,000	ACV Auctions, Inc., Cl A1	31,541,757	15,492,000

	Environmental & Facilities Services (2.12%)
769,606	Montrose Environmental Group, Inc.[1]	16,499,889	27,451,846

	Human Resource & Employment Services (1.73%)
272,131	ASGN, Inc.[1]	27,515,869	22,497,070

	Industrial Machinery & Supplies & Components (3.24%)
200,000	Chart Industries, Inc.[1]	27,220,567	25,080,000
1,705,185	Markforged Holding Corp.[1]	14,565,523	1,634,931
50,000	RBC Bearings, Inc.[1]	10,475,838	11,636,500
1,591,680	Velo3D, Inc.[1]	13,139,523	3,613,114

		65,401,451	41,964,545

	Trading Companies & Distributors (2.43%)
230,000	SiteOne Landscape Supply, Inc.[1]	16,419,324	31,480,100

Total Industrials		238,062,948	239,002,995

Information Technology (34.67%)
	Application Software (9.95%)
800,000	Alkami Technology, Inc.[1]	19,067,545	10,128,000
375,000	Ceridian HCM Holding, Inc.[1]	20,590,143	27,457,500
1,500,000	Clearwater Analytics Holdings, Inc., Cl A1	27,680,932	23,940,000
667,889	Gitlab, Inc., Cl A1	30,802,571	22,901,914
250,357	Guidewire Software, Inc.[1]	19,464,650	20,541,792
2,000,000	SmartRent, Inc.[1,3]	5,193,040	5,100,000
395,000	Smartsheet, Inc., Cl A1	13,837,158	18,881,000

		136,636,039	128,950,206

	Electronic Equipment & Instruments (5.84%)
425,321	Advanced Energy Industries, Inc.	30,735,779	41,681,458
54,131	Novanta, Inc.[1]	5,885,852	8,611,701
750,000	PAR Technology Corp.[1]	22,434,021	25,470,000

		59,055,652	75,763,159

	IT Consulting & Other Services (1.55%)
300,000	Endava PLC, ADR[1,2]	7,125,604	20,154,000

26	See Notes to Financial Statements.

March 31, 2023	Baron Discovery Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2023

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)

	Semiconductor Materials & Equipment (2.65%)
490,800	Ichor Holdings Ltd.[1]	$11,435,027	$16,068,792
175,000	Nova Ltd.[1]	4,080,928	18,282,250

		15,515,955	34,351,042

	Semiconductors (7.22%)
405,000	Allegro MicroSystems, Inc.[1]	5,670,000	19,435,950
2,910,000	indie Semiconductor, Inc., Cl A1	27,712,225	30,700,500
2,750,000	Navitas Semiconductor Corp.[1]	24,385,564	20,102,500
164,000	SiTime Corp.[1]	19,523,628	23,325,720

		77,291,417	93,564,670

	Systems Software (7.46%)
1,894,900	Couchbase, Inc.[1,3]	44,495,903	26,642,294
165,200	CyberArk Software Ltd.[1,2]	21,254,706	24,446,296
430,775	Dynatrace, Inc.[1,3]	10,425,483	18,221,782
112,100	Qualys, Inc.[1]	6,566,711	14,575,242
491,000	Varonis Systems, Inc.[1]	13,122,176	12,770,910

		95,864,979	96,656,524

Total Information Technology		391,489,646	449,439,601

Real Estate (2.99%)
	Industrial REITs (2.99%)
650,000	Rexford Industrial Realty, Inc.	31,657,136	38,772,500

Total Common Stocks		1,063,006,182	1,207,161,685

Principal Amount
Short Term Investments (6.68%)
$86,654,673	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2023, 4.35% due 4/3/2023; Proceeds at maturity $86,686,085; (Fully Collateralized by $97,072,400 U.S. Treasury Note, 0.25% due 10/31/2025 Market value - $88,387,800)[4]	86,654,673	86,654,673

Total Investments (99.79%)		$1,149,660,855	1,293,816,358

Cash and Other Assets Less Liabilities (0.21%)			2,677,690

Net Assets			$1,296,494,048

Retail Shares (Equivalent to $24.80 per share based on 6,174,226 shares outstanding)			$153,106,324

Institutional Shares (Equivalent to $25.41 per share based on 43,125,758 shares outstanding)			$1,096,025,599

R6 Shares (Equivalent to $25.42 per share based on 1,863,406 shares outstanding)			$47,362,125

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	27

Baron Durable Advantage Fund	March 31, 2023

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2023

Shares		Cost	Value
Common Stocks (99.17%)
Communication Services (11.03%)
	Interactive Media & Services (11.03%)
19,160	Alphabet, Inc., Cl C1	$1,610,665	$1,992,640
22,486	Meta Platforms, Inc., Cl A1	3,201,520	4,765,683

Total Communication Services		4,812,185	6,758,323

Consumer Discretionary (5.30%)
	Broadline Retail (5.30%)
31,417	Amazon.com, Inc.[1]	3,564,717	3,245,062

Consumer Staples (3.66%)
	Consumer Staples Merchandise Retail (2.74%)
3,376	Costco Wholesale Corp.	1,384,589	1,677,433

	Personal Care Products (0.92%)
2,280	The Estée Lauder Companies, Inc., Cl A	570,117	561,929

Total Consumer Staples		1,954,706	2,239,362

Financials (29.88%)
	Asset Management & Custody Banks (4.78%)
8,022	Blackstone, Inc.	806,051	704,652
68,201	Brookfield Corp.[2]	2,523,822	2,222,671

		3,329,873	2,927,323

	Financial Exchanges & Data (11.30%)
8,348	CME Group, Inc.	1,571,552	1,598,809
4,747	Moody’s Corp.	1,220,145	1,452,677
3,359	MSCI, Inc.	1,539,846	1,879,999
5,776	S&P Global, Inc.	1,634,262	1,991,391

		5,965,805	6,922,876

	Investment Banking & Brokerage (1.17%)
3,538	LPL Financial Holdings, Inc.	721,510	716,091

	Property & Casualty Insurance (4.47%)
40,299	Arch Capital Group Ltd.[1]	1,657,143	2,735,093

	Transaction & Payment Processing Services (8.16%)
6,208	MasterCard, Incorporated, Cl A	1,977,751	2,256,049
12,169	Visa, Inc., Cl A	2,639,058	2,743,623

		4,616,809	4,999,672

Total Financials		16,291,140	18,301,055

Health Care (13.51%)
	Life Sciences Tools & Services (9.13%)
4,745	Agilent Technologies, Inc.	568,932	656,423
8,096	Danaher Corp.	1,765,474	2,040,516
493	Mettler-Toledo International, Inc.[1]	545,646	754,393
3,721	Thermo Fisher Scientific, Inc.	1,764,329	2,144,673

		4,644,381	5,596,005

	Managed Health Care (4.38%)
5,674	UnitedHealth Group, Incorporated	2,282,134	2,681,476

Total Health Care		6,926,515	8,277,481

Shares		Cost	Value
Common Stocks (continued)
Industrials (2.97%)
	Aerospace & Defense (2.97%)
13,404	HEICO Corp., Cl A	$1,540,134	$1,821,604

Information Technology (32.82%)
	Application Software (5.86%)
3,168	Adobe, Inc.[1]	1,027,222	1,220,852
5,307	Intuit, Inc.	2,260,412	2,366,020

		3,287,634	3,586,872

	Electronic Manufacturing Services (1.43%)
6,675	TE Connectivity Ltd.	831,184	875,426

	IT Consulting & Other Services (4.26%)
9,132	Accenture plc, Cl A	2,520,167	2,610,017

	Semiconductors (12.13%)
4,662	Monolithic Power Systems, Inc.	1,786,178	2,333,518
8,633	NVIDIA Corp.	1,317,360	2,397,988
12,178	Taiwan Semiconductor Manufacturing Co., Ltd., ADR[2]	1,119,851	1,132,798
8,432	Texas Instruments, Inc.	1,446,702	1,568,436

		5,670,091	7,432,740

	Systems Software (9.14%)
19,420	Microsoft Corporation	4,415,943	5,598,786

Total Information Technology		16,725,019	20,103,841

Total Common Stocks		51,814,416	60,746,728

Principal Amount
Short Term Investments (0.64%)
$390,576	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2023, 4.35% due 4/3/2023; Proceeds at maturity $390,718; (Fully Collateralized by $437,600 U.S. Treasury Note, 0.25% due 10/31/2025 Market value - $398,450)[3]	390,576	390,576

Total Investments (99.81%)		$52,204,992	61,137,304

Cash and Other Assets Less Liabilities (0.19%)			115,269

Net Assets			$61,252,573

Retail Shares (Equivalent to $17.79 per share based on 514,880 shares outstanding)			$9,158,202

Institutional Shares (Equivalent to $18.01 per share based on 2,657,581 shares outstanding)			$47,857,521

R6 Shares (Equivalent to $18.01 per share based on 235,257 shares outstanding)			$4,236,850

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

28	See Notes to Financial Statements.

March 31, 2023	Baron Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

MARCH 31, 2023

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Assets:
Investments in securities, at value*
Unaffiliated investments	$4,532,754,175	$6,674,255,674	$4,276,413,398	$871,369,528
“Affiliated” investments	—	832,070,600	—	—

Total investments, at value	4,532,754,175	7,506,326,274	4,276,413,398	871,369,528
Dividends and interest receivable	1,938,472	8,254,394	795,682	27,869
Receivable for shares sold	1,452,228	4,585,179	2,348,626	447,634
Receivable for securities sold	646,158	—	1,775,368	—
Prepaid expenses	64,237	104,654	61,409	11,474

	4,536,855,270	7,519,270,501	4,281,394,483	871,856,505

Liabilities:
Payable for shares redeemed	3,047,600	4,896,366	1,835,713	589,071
Payable for securities purchased	2,180,949	11,054,001	4,446,465	—
Trustee fees payable (Note 4)	55,099	83,599	54,116	11,242
Distribution fees payable (Note 4)	850	114	541	174
Investment advisory fees payable (Note 4)	202	442	618	261
Due to custodian bank	—	87	—	—
Accrued expenses and other payables	441,165	516,986	469,031	140,172

	5,725,865	16,551,595	6,806,484	740,920

Net Assets	$4,531,129,405	$7,502,718,906	$4,274,587,999	$871,115,585

Net Assets consist of:
Paid-in capital	$1,362,141,257	$1,122,196,047	$2,302,496,127	$636,477,305
Distributable earnings/(losses)	3,168,988,148	6,380,522,859	1,972,091,872	234,638,280

Net Assets	$4,531,129,405	$7,502,718,906	$4,274,587,999	$871,115,585

Retail Shares:
Net Assets	$2,082,504,314	$2,323,788,637	$1,214,171,742	$459,444,274
Shares Outstanding ($0.01 par value; indefinite shares authorized)	22,779,897	25,359,318	45,067,961	16,525,039

Net Asset Value and Offering Price Per Share	$91.42	$91.63	$26.94	$27.80

Institutional Shares:
Net Assets	$2,293,494,854	$4,962,173,468	$2,855,607,227	$385,741,809
Shares Outstanding ($0.01 par value; indefinite shares authorized)	23,744,375	51,399,175	98,522,140	13,054,053

Net Asset Value and Offering Price Per Share	$96.59	$96.54	$28.98	$29.55

R6 Shares:
Net Assets	$155,130,237	$216,756,801	$204,809,030	$25,929,502
Shares Outstanding ($0.01 par value; indefinite shares authorized)	1,606,490	2,244,982	7,069,096	876,529

Net Asset Value and Offering Price Per Share	$96.56	$96.55	$28.97	$29.58

*Investments in securities, at cost:
Unaffiliated investments	$1,358,040,364	$1,113,913,646	$2,349,510,841	$510,082,945
“Affiliated” investments	—	119,800,872	—	—

Total investments, at cost	$1,358,040,364	$1,233,714,518	$2,349,510,841	$510,082,945

See Notes to Financial Statements.	29

Baron Funds	March 31, 2023

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

MARCH 31, 2023

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Assets:
Investments in securities, at value* Unaffiliated investments	$404,683,881	$1,293,816,358	$61,137,304
“Affiliated” investments	—	—	—

Total investments, at value	404,683,881	1,293,816,358	61,137,304
Dividends and interest receivable	786	393,210	12,515
Receivable for shares sold	71,899	6,787,567	188,625
Receivable for securities sold	—	—	—
Prepaid expenses	5,288	18,293	785

	404,761,854	1,301,015,428	61,339,229

Liabilities:
Payable for shares redeemed	83,696	803,577	4,010
Payable for securities purchased	1,152,222	3,519,824	—
Trustee fees payable (Note 4)	5,198	12,236	464
Distribution fees payable (Note 4)	670	697	168
Investment advisory fees payable (Note 4)	261	111	645
Due to Custodian Bank	—	—	—
Accrued expenses and other payables	76,010	184,935	81,369

	1,318,057	4,521,380	86,656

Net Assets	$403,443,797	$1,296,494,048	$61,252,573

Net Assets consist of:
Paid-in capital	$307,644,346	$1,335,757,296	$54,583,250
Distributable earnings/(losses)	95,799,451	(39,263,248)	6,669,323

Net Assets	$403,443,797	$1,296,494,048	$61,252,573

Retail Shares:
Net Assets	$86,903,984	$153,106,324	$9,158,202
Shares Outstanding ($0.01 par value; indefinite shares authorized)	2,723,437	6,174,226	514,880

Net Asset Value and Offering Price Per Share	$31.91	$24.80	$17.79

Institutional Shares:
Net Assets	$293,204,170	$1,096,025,599	$47,857,521
Shares Outstanding ($0.01 par value; indefinite shares authorized)	8,905,545	43,125,758	2,657,581

Net Asset Value and Offering Price Per Share	$32.92	$25.41	$18.01

R6 Shares:
Net Assets	$23,335,643	$47,362,125	$4,236,850
Shares Outstanding ($0.01 par value; indefinite shares authorized)	708,934	1,863,406	235,257

Net Asset Value and Offering Price Per Share	$32.92	$25.42	$18.01

*Investments in securities, at cost:
Unaffiliated investments	$281,477,891	$1,149,660,855	$52,204,992
“Affiliated” investments	—	—	—

Total investments, at cost	$281,477,891	$1,149,660,855	$52,204,992

30	See Notes to Financial Statements.

March 31, 2023	Baron Funds

STATEMENTS OF OPERATIONS (Unaudited)

FOR THE SIX MONTHS ENDED MARCH 31, 2023

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Investment income:
Income:
Dividends — Unaffiliated investments	$12,072,471	$43,263,534	$12,143,676	$1,079,349
Dividends — “Affiliated” investments	—	2,573,875	—	—
Interest	754,262	542,335	4,068,451	221,181
Foreign taxes withheld on dividends	—	(9,228)	(34,417)	(8,984)

Total income	12,826,733	46,370,516	16,177,710	1,291,546

Expenses:
Investment advisory fees (Note 4)	21,897,377	35,556,933	20,906,388	4,115,398
Distribution fees — Retail Shares (Note 4)	2,529,739	2,824,974	1,502,452	543,860
Shareholder servicing agent fees and expenses — Retail Shares	116,900	91,850	68,470	36,740
Shareholder servicing agent fees and expenses — Institutional Shares	38,410	66,800	45,820	11,840
Shareholder servicing agent fees and expenses — R6 Shares	3,351	4,413	4,488	537
Reports to shareholders	544,300	632,700	663,450	101,290
Trustee fees and expenses (Note 4)	115,033	182,765	121,627	22,271
Registration and filing fees	79,690	90,160	80,700	61,250
Custodian and fund accounting fees	56,880	111,471	70,240	25,112
Professional fees	54,170	76,340	51,110	28,820
Insurance expense	32,935	51,620	29,377	7,396
Administration fees	28,028	31,668	28,028	23,478
Line of credit fees	26,600	38,720	23,000	3,974
Miscellaneous expenses	2,425	2,425	2,516	2,449

Total operating expenses	25,525,838	39,762,839	23,597,666	4,984,415
Interest expense on borrowings	—	857,865	—	2,821

Total expenses	25,525,838	40,620,704	23,597,666	4,987,236
Reimbursement of expenses by Adviser — Retail Shares (Note 4)	—	—	—	—
Reimbursement of expenses by Adviser — Institutional Shares (Note 4)	—	—	—	—
Reimbursement of expenses by Adviser — R6 Shares (Note 4)	—	—	—	—

Net expenses	25,525,838	40,620,704	23,597,666	4,987,236

Net investment income (loss)	(12,699,105)	5,749,812	(7,419,956)	(3,695,690)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	39,759,453	115,226,818	70,412,069	1,337,283
Net realized gain (loss) on investments sold — “Affiliated” investments	—	4,871,918	—	—
Net realized gain (loss) on foreign currency transactions	—	(18,076)	10,180	(14,958)
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	681,682,072	1,003,887,331	479,516,942	98,854,225
Investments — “Affiliated” investments	—	156,481,934	—	—
Foreign currency translations	—	865	5,304	—

Net gain (loss) on investments	721,441,525	1,280,450,790	549,944,495	100,176,550

Voluntary payment from Adviser (Note 4)	—	—	573	—

Net increase (decrease) in net assets resulting from operations	$708,742,420	$1,286,200,602	$542,525,112	$96,480,860

See Notes to Financial Statements.	31

Baron Funds	March 31, 2023

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

FOR THE SIX MONTHS ENDED MARCH 31, 2023

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Investment income:
Income:
Dividends — Unaffiliated investments	$151,444	$1,597,844	$229,764
Dividends — “Affiliated” investments	—	—	—
Interest	37,770	1,146,917	27,185
Foreign taxes withheld on dividends	(9,560)	—	(2,038)

Total income	179,654	2,744,761	254,911

Expenses:
Investment advisory fees (Note 4)	1,301,270	6,126,731	159,566
Distribution fees — Retail Shares (Note 4)	101,859	187,885	10,742
Shareholder servicing agent fees and expenses — Retail Shares	16,700	16,700	7,772
Shareholder servicing agent fees and expenses — Institutional Shares	10,020	25,050	5,824
Shareholder servicing agent fees and expenses — R6 Shares	475	1,012	86
Reports to shareholders	30,910	164,150	4,082
Trustee fees and expenses (Note 4)	9,953	29,051	953
Registration and filing fees	35,360	54,460	72,990
Custodian and fund accounting fees	9,840	17,190	6,028
Professional fees	27,150	30,490	25,814
Insurance expense	3,667	9,410	348
Administration fees	22,932	23,068	22,568
Line of credit fees	2,120	6,776	287
Miscellaneous expenses	2,429	2,450	3,338

Total operating expenses	1,574,685	6,694,423	320,398
Interest expense on borrowings	26,843	—	—

Total expenses	1,601,528	6,694,423	320,398
Reimbursement of expenses by Adviser — Retail Shares (Note 4)	(27,636)	—	(29,406)
Reimbursement of expenses by Adviser — Institutional Shares (Note 4)	(47,622)	—	(98,785)
Reimbursement of expenses by Adviser — R6 Shares (Note 4)	(3,350)	—	(9,625)

Net expenses	1,522,920	6,694,423	182,582

Net investment income (loss)	(1,343,266)	(3,949,662)	72,329

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	17,423,238	(87,832,121)	171,587
Net realized gain (loss) on investments sold — “Affiliated” investments	—	—	—
Net realized gain (loss) on foreign currency transactions	1,077	9,806	—
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	23,486,252	223,504,145	9,259,184
Investments — “Affiliated” investments	—	—	—
Foreign currency translations	—	(8,060)	—

Net gain (loss) on investments	40,910,567	135,673,770	9,430,771

Net increase (decrease) in net assets resulting from operations	$39,567,301	$131,724,108	$9,503,100

32	See Notes to Financial Statements.

March 31, 2023	Baron Funds

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Baron Asset Fund		Baron Growth Fund		Baron Small Cap Fund
	For the Six Months Ended March 31, 2023	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023	For the Year Ended September 30, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(12,699,105)	$(39,888,672)	$5,749,812	$(14,647,882)	$(7,419,956)	$(24,847,859)
Net realized gain (loss)	39,759,453	(5,376,717)	120,080,660	395,801,970	70,422,249	217,642,066
Change in net unrealized appreciation (depreciation)	681,682,072	(1,772,908,003)	1,160,370,130	(2,688,911,203)	479,522,246	(1,862,250,243)
Voluntary payment from Adviser	—	—	—	—	573	—

Increase (decrease) in net assets resulting from operations	708,742,420	(1,818,173,392)	1,286,200,602	(2,307,757,115)	542,525,112	(1,669,456,036)

Distributions to shareholders from:
Distributable earnings — Retail Shares	—	(211,761,982)	(126,522,832)	(230,029,244)	(64,811,896)	(210,707,973)
Distributable earnings — Institutional Shares	—	(220,311,299)	(245,086,782)	(433,480,993)	(138,254,528)	(351,209,477)
Distributable earnings — R6 Shares	—	(13,229,041)	(10,116,757)	(16,496,073)	(9,940,890)	(30,096,709)

Decrease in net assets from distributions to shareholders	—	(445,302,322)	(381,726,371)	(680,006,310)	(213,007,314)	(592,014,159)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	23,087,425	67,693,340	46,387,217	143,366,452	33,147,438	91,952,314
Proceeds from the sale of shares — Institutional Shares	180,893,341	369,864,331	409,062,598	642,645,942	185,749,736	1,071,531,285
Proceeds from the sale of shares — R6 Shares	5,264,006	20,026,405	23,971,887	44,312,218	17,662,890	51,805,643
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	203,731,267	122,932,828	223,933,348	63,171,722	205,550,096
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	—	211,515,538	235,147,236	416,089,869	131,512,581	328,720,072
Net asset value of shares issues in reinvestment of distribution — R6 Shares	—	13,229,065	10,114,015	16,492,041	9,940,890	30,096,285
Cost of shares redeemed — Retail Shares	(92,132,133)	(268,117,959)	(144,947,434)	(410,366,700)	(107,085,552)	(246,322,081)
Cost of shares redeemed — Institutional Shares	(214,250,422)	(579,052,258)	(351,776,283)	(992,190,235)	(298,574,262)	(600,948,465)
Cost of shares redeemed — R6 Shares	(6,705,972)	(14,854,484)	(10,876,300)	(40,262,023)	(22,990,490)	(54,836,253)

Increase (decrease) in net assets derived from capital share transactions	(103,843,755)	24,035,245	340,015,764	44,020,912	12,534,953	877,548,896

Net increase (decrease) in net assets	604,898,665	(2,239,440,469)	1,244,489,995	(2,943,742,513)	342,052,751	(1,383,921,299)

Net Assets:
Beginning of period	3,926,230,740	6,165,671,209	6,258,228,911	9,201,971,424	3,932,535,248	5,316,456,547

End of period	$4,531,129,405	$3,926,230,740	$7,502,718,906	$6,258,228,911	$4,274,587,999	$3,932,535,248

Capital share transactions — Retail Shares
Shares sold	264,763	673,034	514,525	1,424,290	1,248,197	2,799,357
Shares issued in reinvestment of distributions	—	1,765,459	1,388,287	1,960,887	2,463,796	5,422,055
Shares redeemed	(1,051,211)	(2,684,948)	(1,620,412)	(4,160,724)	(4,091,301)	(7,757,397)

Net increase (decrease)	(786,448)	(246,455)	282,400	(775,547)	(379,308)	464,015

Capital share transactions — Institutional Shares
Shares sold	1,947,799	3,558,977	4,318,304	6,247,063	6,556,653	33,037,808
Shares issued in reinvestment of distributions	—	1,740,621	2,522,498	3,479,594	4,770,133	8,118,550
Shares redeemed	(2,298,543)	(5,780,900)	(3,737,762)	(9,786,343)	(10,537,105)	(17,971,264)

Net increase (decrease)	(350,744)	(481,302)	3,103,040	(59,686)	789,681	23,185,094

Capital share transactions — R6 Shares
Shares sold	56,078	192,053	248,473	417,243	616,877	1,463,943
Shares issued in reinvestment of distributions	—	108,896	108,485	137,905	360,700	743,485
Shares redeemed	(71,266)	(148,399)	(116,747)	(389,755)	(807,990)	(1,637,123)

Net increase (decrease)	(15,188)	152,550	240,211	165,393	169,587	570,305

See Notes to Financial Statements.	33

Baron Funds	March 31, 2023

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Opportunity Fund		Baron Fifth Avenue Fund
	For the Six Months Ended March 31, 2023	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023	For the Year Ended September 30, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(3,695,690)	$(12,819,866)	$(1,343,266)	$(4,375,924)
Net realized gain (loss)	1,322,325	(114,444,479)	17,424,315	(40,287,484)
Change in net unrealized appreciation (depreciation)	98,854,225	(450,974,822)	23,486,252	(310,503,541)
Voluntary payment from Adviser	—	—	—	2,806

Increase (decrease) in net assets resulting from operations	96,480,860	(578,239,167)	39,567,301	(355,164,143)

Distributions to shareholders from:
Distributable earnings — Retail Shares	—	(71,908,828)	—	(5,787,989)
Distributable earnings — Institutional Shares	—	(56,443,664)	—	(18,618,604)
Distributable earnings — R6 Shares	—	(2,851,069)	—	(1,194,492)

Decrease in net assets from distributions to shareholders	—	(131,203,561)	—	(25,601,085)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	10,401,182	90,140,013	4,046,116	18,549,655
Proceeds from the sale of shares — Institutional Shares	52,037,974	257,363,466	48,297,296	92,824,095
Proceeds from the sale of shares — R6 Shares	575,531	2,207,375	55,373	178,819
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	67,945,176	—	5,516,266
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	—	55,956,931	—	17,875,277
Net asset value of shares issues in reinvestment of distribution — R6 Shares	—	2,844,939	—	1,194,492
Cost of shares redeemed — Retail Shares	(50,713,772)	(197,463,874)	(9,856,287)	(41,581,582)
Cost of shares redeemed — Institutional Shares	(83,910,703)	(335,516,447)	(65,576,721)	(163,573,800)
Cost of shares redeemed — R6 Shares	(982,095)	(844,326)	(159,365)	(358,230)

Increase (decrease) in net assets derived from capital share transactions	(72,591,883)	(57,366,747)	(23,193,588)	(69,375,008)

Net increase (decrease) in net assets	23,888,977	(766,809,475)	16,373,713	(450,140,236)

Net Assets:
Beginning of period	847,226,608	1,614,036,083	387,070,084	837,210,320

End of period	$871,115,585	$847,226,608	$403,443,797	$387,070,084

Capital share transactions — Retail Shares
Shares sold	412,824	2,484,667	141,243	447,331
Shares issued in reinvestment of distributions	—	1,585,282	—	98,050
Shares redeemed	(2,035,150)	(5,844,624)	(346,311)	(1,012,340)

Net increase (decrease)	(1,622,326)	(1,774,675)	(205,068)	(466,959)

Capital share transactions — Institutional Shares
Shares sold	1,939,596	7,072,311	1,602,434	2,346,961
Shares issued in reinvestment of distributions	—	1,232,803	—	309,047
Shares redeemed	(3,190,719)	(9,516,207)	(2,218,153)	(3,866,788)

Net increase (decrease)	(1,251,123)	(1,211,093)	(615,719)	(1,210,780)

Capital share transactions — R6 Shares
Shares sold	22,379	65,134	1,805	4,066
Shares issued in reinvestment of distributions	—	62,595	—	20,645
Shares redeemed	(35,868)	(25,022)	(5,127)	(8,514)

Net increase (decrease)	(13,489)	102,707	(3,322)	16,197

34	See Notes to Financial Statements.

March 31, 2023	Baron Funds

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Discovery Fund		Baron Durable Advantage Fund
	For the Six Months Ended March 31, 2023	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023	For the Year Ended September 30, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(3,949,662)	$(13,475,018)	$72,329	$(11,598)
Net realized gain (loss)	(87,822,315)	(75,552,920)	171,587	(2,488,168)
Change in net unrealized appreciation (depreciation)	223,496,085	(644,114,561)	9,259,184	(7,952,242)
Voluntary payment from Adviser	—	—	—	—

Increase (decrease) in net assets resulting from operations	131,724,108	(733,142,499)	9,503,100	(10,452,008)

Distributions to shareholders from:
Distributable earnings — Retail Shares	—	(9,414,668)	—	(30,878)
Distributable earnings — Institutional Shares	—	(60,239,989)	—	(113,095)
Distributable earnings — R6 Shares	—	(1,452,600)	—	(13,889)

Decrease in net assets from distributions to shareholders	—	(71,107,257)	—	(157,862)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	15,029,665	48,756,595	2,237,226	10,284,958
Proceeds from the sale of shares — Institutional Shares	200,452,180	586,671,824	20,199,143	24,671,094
Proceeds from the sale of shares — R6 Shares	4,693,430	36,375,153	1,917	91,467
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	9,287,250	—	30,578
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	—	57,450,593	—	113,095
Net asset value of shares issues in reinvestment of distribution — R6 Shares	—	1,452,600	—	13,889
Cost of shares redeemed — Retail Shares	(24,668,515)	(77,220,580)	(2,307,646)	(10,048,214)
Cost of shares redeemed — Institutional Shares	(171,113,800)	(732,766,259)	(3,106,048)	(20,973,005)
Cost of shares redeemed — R6 Shares	(3,463,679)	(11,516,145)	(7,004)	(21)

Increase (decrease) in net assets derived from capital share transactions	20,929,281	(81,508,969)	17,017,588	4,183,841

Net increase (decrease) in net assets	152,653,389	(885,758,725)	26,520,688	(6,426,029)

Net Assets:
Beginning of period	1,143,840,659	2,029,599,384	34,731,885	41,157,914

End of period	$1,296,494,048	$1,143,840,659	$61,252,573	$34,731,885

Capital share transactions — Retail Shares
Shares sold	634,604	1,672,260	142,423	565,882
Shares issued in reinvestment of distributions	—	264,594	—	1,524
Shares redeemed	(1,054,660)	(2,662,561)	(145,373)	(577,318)

Net increase (decrease)	(420,056)	(725,707)	(2,950)	(9,912)

Capital share transactions — Institutional Shares
Shares sold	8,272,140	20,118,331	1,260,189	1,322,560
Shares issued in reinvestment of distributions	—	1,602,527	—	5,588
Shares redeemed	(7,065,461)	(25,486,239)	(198,055)	(1,189,441)

Net increase (decrease)	1,206,679	(3,765,381)	1,062,134	138,707

Capital share transactions — R6 Shares
Shares sold	191,314	1,171,794	121	5,307
Shares issued in reinvestment of distributions	—	40,519	—	687
Shares redeemed	(140,537)	(410,088)	(429)	(1)

Net increase (decrease)	50,777	802,225	(308)	5,993

See Notes to Financial Statements.	35

Baron Funds	March 31, 2023

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Baron Investment Funds Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987, and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers seven series (individually, a Fund and collectively, the Funds): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms, or other platforms. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multiemployer pension plans) (collectively, Qualified Plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with BAMCO, Inc. (the Adviser), and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. There is no minimum initial investment for Qualified Plans. All other R6 eligible investors must meet a minimum initial investment of at least $5 million per Fund. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class. The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates. Events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements have been evaluated for adjustment to or disclosure in the financial statements.

a) Security Valuation.  The Funds’ share prices or net asset values (NAV) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: trading of the security has been halted or suspended; or the security has not been traded for an extended period of time. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

March 31, 2023	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

b) Securities Transactions, Investment Income and Expense Allocation.  Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis, which includes the accretion of discounts and amortization of premiums. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer. The Funds are charged for those expenses of the Trust that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

c) Foreign Currency Translations.  Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions on the Statements of Operations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

d) Securities Lending.  The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at March 31, 2023.

e) Repurchase Agreements.  The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at March 31, 2023, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Statement of Net Assets.

f) Master Limited Partnerships.  The Funds may invest in master limited partnerships (MLPs). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

g) Special Purpose Acquisition Company.  The Funds may acquire an interest in a special purpose acquisition company (SPAC) in an initial public offering (IPO), via a private placement or a secondary market transaction. A SPAC is typically a publicly traded company that raises investment capital via an IPO for the purpose of acquiring the equity securities of one or more existing companies via merger, combination, acquisition or other similar transactions. To the extent the SPAC is invested in cash or similar securities, this may negatively affect a Fund’s performance if the Fund is invested in the SPAC during such period. There is no guarantee that the SPACs will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. These transactions will require the approval of the respective shareholders and are subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the SPAC’s acquisition may not close and, to the extent a Fund had committed to participate in a private placement (i.e., PIPE transaction, defined below), the Fund will no longer be obligated to fulfill its commitment.

Baron Funds	March 31, 2023

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

h) Private Investment in Public Equity.  The Funds may acquire equity securities of an issuer that are issued through a private investment in public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A Fund will generally earmark an amount of cash or high quality securities equal to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company in a private placement transaction, including securities issued by a SPAC, typically at a discount to the market price of the company’s securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of a Fund’s investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restriction can last an uncertain amount of time and may be many months. Until the public registration process is completed, securities acquired via a PIPE are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause these securities to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Publicly traded securities acquired via a PIPE transaction are typically valued at a discount to the market price of an issuer’s common stock and classified as Level 2 or Level 3 in the fair value hierarchy depending on the significance of the unobservable inputs. Discounts are applied due to certain trading restrictions imposed or a lack of marketability preceding the conversion to publicly traded securities. The primary inputs used in determining the discount are the length of the lock-up time period and volatility of the underlying security.

i) Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. None of the Funds will be subject to federal or state income taxes to the extent that they qualify as regulated investment companies and substantially all of their income is distributed.

The Funds may be subject to foreign taxes on income and gains on investments that are accrued based upon the Funds’ understanding of the tax rules and regulations that exist in the countries in which the Funds invest. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

j) Restricted Securities.  The Funds may invest in securities that are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board.

k) Distributions to Shareholders.  Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, reclassification of distributions, partnership basis adjustments, late-year loss deferral, post-October loss deferral, and wash sale loss deferral.

l) Commitments and Contingencies.  In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

m) Cash and Cash Equivalents. The Funds consider all short term liquid investments with a maturity of three months or less when purchased to be cash equivalents.

n) Use of Derivatives.  The Funds began complying with Rule 18f-4 under the 1940 Act, which governs the use of derivative investments and certain financing transactions (e.g. reverse repurchase agreements) by registered investment companies. Among other things, Rule 18f-4 requires funds that invest in derivative instruments beyond a specified limited amount to apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount will not be subject to the full requirements of Rule 18f-4. Compliance with Rule 18f-4 could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short term securities, for the six months ended March 31, 2023 were as follows:

Fund	Purchases	Sales
Baron Asset Fund	$104,116,155	$238,026,528
Baron Growth Fund	54,854,163	185,435,524
Baron Small Cap Fund	205,368,358	392,490,875
Baron Opportunity Fund	123,249,845	195,602,974
Baron Fifth Avenue Growth Fund	28,813,735	51,693,879
Baron Discovery Fund	200,487,263	236,713,171
Baron Durable Advantage Fund	18,529,425	1,224,857

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees.  The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (BCG), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee payable monthly from Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, and Baron Discovery Fund equal to 1% per annum of the average daily net assets of the respective Fund. The Adviser receives a fee payable monthly from Baron Fifth Avenue Growth Fund and Baron Durable Advantage Fund equal to 0.70% per annum and 0.65% per annum of each Fund’s average daily net assets, respectively.

March 31, 2023	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

For Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund, the Adviser has contractually agreed to reduce its fee or reimburse Fund expenses, to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest, dividend and extraordinary expenses), as follows:

	Annual Operating Expense Ratio Cap

Fund	Retail Shares	Institutional Shares	R6 Shares
Baron Opportunity Fund	1.50%	1.25%	1.24%
Baron Fifth Avenue Growth Fund	1.00%	0.75%	0.75%
Baron Discovery Fund	1.35%	1.10%	1.09%
Baron Durable Advantage Fund	0.95%	0.70%	0.70%

b) Distribution Fees.  Baron Capital, Inc. (BCI), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Funds’ shares. The Funds are authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

c) Trustee Fees.  Certain Trustees of the Trust are interested persons (as defined by the 1940 Act) of the Trust. None of these Trustees received compensation for his or her services as a Trustee of the Trust. None of the Funds’ officers received compensation from the Funds for their services as an officer.

d) Fund Accounting and Administration Fees.  The Funds have entered into an agreement with State Street Bank and Trust Company (State Street) to perform accounting and certain administrative services. State Street is compensated for fund accounting services based on a percentage of the Funds’ net assets, plus fixed annual fees for the administrative services.

e) Cross Trades.  The Funds are permitted to purchase securities from, or sell securities to, other Funds within the Trust, the funds in Baron Select Funds, and other entities advised or subadvised by the Adviser, pursuant to “Cross-Trading Procedures” adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by the respective Baron Fund from or to another fund/other entity that is or could be considered an affiliate of a Fund under certain limited circumstances by virtue of having a common investment adviser, common officers, or common trustees complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price and with no commissions. Pursuant to these procedures, for the six months ended March 31, 2023, the Funds engaged in the following cross-trades:

	Purchases	Sales	Net Realized Gains (Losses)
Baron Opportunity Fund	$—	$2,335,800	$(791,707)
Baron Discovery Fund	2,335,800	—	—

f) Voluntary Payments.  During the six months ended March 31, 2023, the Adviser made a voluntary payment to Baron Small Cap Fund in the amount of $573 to compensate the Fund for a loss incurred due to a trading error. The impact of this payment increased the Fund’s total return by less than 0.01%.

5. LINE OF CREDIT

The Funds, together with other funds in Baron Select Funds (except Baron Partners Fund), participate in a committed line of credit agreement with State Street to be used for temporary purposes, primarily for financing redemptions. Each fund may borrow up to the lesser of $200 million or the maximum amount each fund may borrow under the 1940 Act, the limitations included in each fund’s prospectus, or any limit or restriction under any law or regulation to which each fund is subject or any agreement to which each fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the funds may not exceed $200 million. Interest is charged to each fund, based on its borrowings, at a rate per annum equal to the higher of the Overnight Bank Funding Rate plus 0.10% or the Federal Funds Effective Rate plus 0.10%; plus a margin of 1.00%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. Both fees are allocated to the participating funds based on their relative net assets. During the six months ended March 31, 2023, Baron Growth Fund, Baron Opportunity Fund, and Baron Fifth Avenue Growth Fund had borrowings under the line of credit and incurred interest expense of $857,865, $2,821 and, $26,843, respectively. For the 110 days during which there were borrowings, Baron Growth Fund had an average daily balance on the line of credit of $56.6 million at a weighted average interest rate of 5.03%. For the 5 days during which there were borrowings, Baron Opportunity Fund had an average daily balance on the line of credit of $3.7 million at a weighted average interest rate of 5.51%. For the 36 days during which there were borrowings, Baron Fifth Avenue Growth Fund had an average daily balance on the line of credit of $5.1 million at a weighted average interest rate of 5.30%.

Baron Funds	March 31, 2023

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6. RESTRICTED SECURITIES

At March 31, 2023, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of the Liquidity Rule governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At March 31, 2023, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	1/25/2023	$12,030,957
StubHub Holdings, Inc.	12/22/2021	25,492,077

Private Preferred Stocks
Space Exploration Technologies Corp.	8/4/2020	71,366,970

Total Restricted Securities		$108,890,004

(Cost $88,500,527)† (2.40% of Net Assets)

	Baron Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020-9/15/2021	$17,117,717
Northvolt AB	9/21/2020	16,516,573

Total Restricted Securities		$33,634,290

(Cost $25,674,991)† (0.45% of Net Assets)

	Baron Opportunity Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
GM Cruise Holdings LLC	5/19/2022	$94,135
Space Exploration Technologies Corp.	3/25/2021	10,146,474
X Holdings I, Inc.	5/4/2022	4,476,000

Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020	7,689,394

Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	7,285,229
Space Exploration Technologies Corp.	8/4/2020	13,724,532

Total Restricted Securities		$43,415,764

(Cost $30,388,131)† (4.98% of Net Assets)

	Baron Fifth Avenue Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	3/25/2021-12/3/2021	$3,970,102

Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	3,637,429

Total Restricted Securities		$7,607,531

(Cost $6,012,083)† ( 1.89% of Net Assets)

†	See Statements of Net Assets for cost of individual securities.

March 31, 2023	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,388,625,827	$—	$—	$4,388,625,827
Private Common Stocks†	—	—	37,523,034	37,523,034
Private Preferred Stocks	—	—	71,366,970	71,366,970
Short Term Investments	—	35,238,344	—	35,238,344

Total Investments	$4,388,625,827	$35,238,344	$108,890,004	$4,532,754,175

	Baron Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$7,400,986,570	$4,202,829	$—	$7,405,189,399
Private Convertible Preferred Stocks†	—	—	33,634,290	33,634,290
Short Term Investments	—	67,502,585	—	67,502,585

Total Investments	$7,400,986,570	$71,705,414	$33,634,290	$7,506,326,274

	Baron Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,989,382,586	$33,394,238	$—	$4,022,776,824
Short Term Investments	—	253,636,574	—	253,636,574

Total Investments	$3,989,382,586	$287,030,812	$—	$4,276,413,398

†	See Statement of Net Assets for additional detailed categorizations.

Baron Funds	March 31, 2023

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Opportunity Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$814,143,104	$—	$—	$814,143,104
Private Common Stocks†	—	—	14,716,609	14,716,609
Private Convertible Preferred Stocks	—	—	7,689,394	7,689,394
Private Preferred Stocks†	—	—	21,009,761	21,009,761
Short Term Investments	—	13,810,660	—	13,810,660

Total Investments	$814,143,104	$13,810,660	$43,415,764	$871,369,528

	Baron Fifth Avenue Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$380,655,097	$9,914,308	$—	$390,569,405
Private Common Stocks†	—	—	3,970,102	3,970,102
Private Preferred Stocks	—	—	3,637,429	3,637,429
Short Term Investments	—	6,506,945	—	6,506,945

Total Investments	$380,655,097	$16,421,253	$7,607,531	$404,683,881

	Baron Discovery Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,198,637,217	$8,524,468	$—	$1,207,161,685
Short Term Investments	—	86,654,673	—	86,654,673

Total Investments	$1,198,637,217	$95,179,141	$—	$1,293,816,358

	Baron Durable Advantage Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$60,746,728	$—	$—	$60,746,728
Short Term Investments	—	390,576	—	390,576

Total Investments	$60,746,728	$390,576	$—	$61,137,304

†	See Statement of Net Assets for additional detailed categorizations.

March 31, 2023	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund

Investments in Securities	Balance as of September 30, 2022	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2023	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2023
Private Common Stocks
Communication Services[1]	$24,543,535	$—	$—	$948,542	$—	$—	$—	$—	$25,492,077	$948,542
Industrials	—			(469,069)	12,500,026				12,030,957	(469,069)

Private Preferred Stocks
Industrials	57,790,702	—	—	13,576,268	—	—	—	—	71,366,970	13,576,268

Total	$82,334,237	$—	$—	$14,055,741	$12,500,026	$—	$—	$—	$108,890,004	$14,055,741

	Baron Growth Fund

Investments in Securities	Balance as of September 30, 2022	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2023	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2023
Private Convertible Preferred Stocks
Industrials	$17,811,468	$—	$—	$(1,294,895)	$—	$—	$—	$—	$16,516,573	$(1,294,895)
Materials	13,626,318	—	—	3,491,399	—	—	—	—	17,117,717	3,491,399

Total	$31,437,786	$—	$—	$2,196,504	$—	$—	$—	$—	$33,634,290	$2,196,504

	Baron Opportunity Fund

Investments in Securities	Balance as of September 30, 2022	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2023	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2023
Private Common Stocks
Communication Services	$—	$—	$—	$(524,000)	$5,000,000	$—	$—	$—	$4,476,000	$(524,000)
Industrials	8,306,035	—	—	1,934,574	—	—	—	—	10,240,609	1,934,574

Private Convertible Preferred Stocks
Materials	7,009,499	—	—	679,895	—	—	—	—	7,689,394	679,895

Private Preferred Stocks
Industrials	18,105,267	—	—	2,904,494	—	—	—	—	21,009,761	2,904,494

Total	$33,420,801	$—	$—	$4,994,963	$5,000,000	$—	$—	$—	$43,415,764	$4,994,963

Unfunded Commitments	$(13,122)	$—	$—	$13,122	$—	$—	$—	$—	$—	$—

[1]	The GICS sector for StubHub Holdings, Inc. changed from Consumer Discretionary to Communication Services on 3/17/2023.

Baron Funds	March 31, 2023

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Fifth Avenue Growth Fund

Investments in Securities	Balance as of September 30, 2022	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2023	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2023
Private Common Stocks
Industrials	$3,214,862	$—	$—	$755,240	$—	$—	$—	$—	$3,970,102	$755,240

Private Preferred Stocks
Industrials	3,490,813	—	—	146,616	—	—	—	—	3,637,429	146,616

Total	$6,705,675	$—	$—	$901,856	$—	$—	$—	$—	$7,607,531	$901,856

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of March 31, 2023 were as follows:

Baron Asset Fund

Sector	Company	Fair Value as of March 31, 2023	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2023	Range used on March 31, 2023
Private Common Stocks: Communication Services	StubHub Holdings, Inc.	$25,492,077	Combination of recent transaction, current value via comparable companies, option-pricing and scenario analysis methods	Change in the composite equity index of comparable companies	1.85%	1.16% - 2.34%
				Discount for lack of marketability	13.53%	11.10% - 14.34%
				Estimated volatility of the returns of equity[1]	55.25%	37.55% - 69.23%
				Scenario Probabilities: Scenario A / Scenario B / Scenario C2	90% / 9% / 1%	1% - 90%
Private Common and Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$83,397,927	Combination of recent transaction, current value via comparable companies, and option-pricing methods	Change in the composite equity index of comparable companies	1.19%	(0.10)% - 3.30%
				Discount for lack of marketability	4.28%	4.28%
				Estimated volatility of the returns of equity[3]	37.40%	22.42% - 67.12%

Baron Opportunity Fund

Sector	Company	Fair Value as of March 31, 2023	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2023	Range used on March 31, 2023
Private Common Stocks: Communication Services	X Holdings I, Inc.	$4,476,000	Combination of recent transaction, current value via comparable companies, and option-pricing methods	Change in the composite equity index of comparable companies	2.84%	0.23% - 3.53%
				Discount for lack of marketability	30.51%	30.51%
				Estimated volatility of the returns of equity[3]	70.57%	32.68 - 87.71%
Private Common and Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$23,871,006	Combination of recent transaction, current value via comparable companies, and option-pricing methods	Change in the composite equity index of comparable companies	1.19%	(0.10)% - 3.30%
				Discount for lack of marketability	4.28%	4.28%
				Estimated volatility of the returns of equity[3]	37.40%	22.42% - 67.12%

See footnotes on page 45.

March 31, 2023	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

Baron Opportunity Fund (continued)

Sector	Company	Fair Value as of March 31, 2023	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2023	Range used on March 31, 2023
Private Common and Preferred Stocks: Industrials	GM Cruise Holdings LLC	$7,379,364	Combination of recent transaction, current value via comparable companies, option- pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	1.15%	(0.53)% - 2.88%
				Discount for lack of marketability	12.08%	12.08%
				Estimated volatility of the returns of equity[4]	39.33%	27.90% - 90.67%
				Scenario Probabilities: Scenario A / Scenario B5	70% / 30%	30% - 70%
Private Convertible Preferred Stocks: Materials	Farmers Business Network, Inc.	$7,689,394	Combination of recent transaction, current value via comparable companies, option- pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	2.12%	(1.16)% - 10.87%
				Discount for lack of marketability	19.47%	19.47%
				Estimated volatility of the returns of equity[3]	62.88%	27.67% - 171.70%
				Scenario Probabilities: Scenario A / Scenario B5	90% / 10%	10% - 90%

Baron Fifth Avenue Growth Fund

Sector	Company	Fair Value as of March 31, 2023	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2023	Range used on March 31, 2023
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$3,970,102	Combination of recent transaction, current value via comparable companies, and option-pricing methods	Change in the composite equity index of comparable companies	1.19%	(0.10)% - 3.30%
				Discount for lack of marketability	4.28%	4.28%
				Estimated volatility of the returns of equity[3]	37.40%	22.42% - 67.12%
Private Preferred Stocks: Industrials	GM Cruise Holdings LLC	$3,637,429	Combination of recent transaction, current value via comparable companies, option- pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	1.15%	(0.53)% - 2.88%
				Discount for lack of marketability	12.08%	12.08%
				Estimated volatility of the returns of equity[4]	39.33%	27.90% - 90.67%
				Scenario Probabilities: Scenario A / Scenario B5	70% / 30%	30% - 70%

[1]	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.
[2]	Scenario A represents a Direct Listing/ IPO Event, Scenario B represents an Other Sale Event, and Scenario C represents a Liquidation Event.
[3]

The volatility was calculated as a weighted-average of the volatilities of several groups of comparable companies with different industry focus. Each group’s volatility was calculated as the simple average volatilities of comparable companies in the group.

[4]	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies and an ETF. Some companies have a higher weight in the calculation than others.
[5]	Scenario A represents an IPO Event, while Scenario B represents a Liquidation/M&A Event.

A significant change in the EV/EBITDA multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.

Baron Funds	March 31, 2023

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) differ for financial statement and tax purposes due to differing treatments of net investment loss, foreign currency gains and losses, reclassification of distributions, partnership basis adjustments, late year loss deferral, post-October loss deferral, and wash sale loss deferral. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

As of March 31, 2023, the components of net assets on a tax basis were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Cost of investments	$1,358,040,364	$1,233,714,518	$2,349,510,841	$510,082,945	$281,477,891	$1,149,660,855	$52,204,992

Gross tax unrealized appreciation	3,216,265,105	6,281,588,312	2,028,527,533	363,962,625	156,457,606	283,165,296	9,668,125
Gross tax unrealized depreciation	(41,551,294)	(8,976,556)	(101,624,976)	(2,676,042)	(33,251,616)	(139,009,793)	(735,813)

Net tax unrealized appreciation (depreciation)	3,174,713,811	6,272,611,756	1,926,902,557	361,286,583	123,205,990	144,155,503	8,932,312
Net tax unrealized currency appreciation (depreciation)	—	865	5,304	—	—	(754)	—
Undistributed (accumulated) net investment income (loss)	(39,010,395)	(3,297,454)	(23,998,721)	(11,898,306)	(4,136,010)	(12,770,054)	56,391
Undistributed (accumulated) net realized gain (loss)	33,284,732	111,207,692	69,182,732	(114,749,997)	(23,270,529)	(170,647,943)	(2,319,380)
Paid-in capital	1,362,141,257	1,122,196,047	2,302,496,127	636,477,305	307,644,346	1,335,757,296	54,583,250

Net Assets	$4,531,129,405	$7,502,718,906	$4,274,587,999	$871,115,585	$403,443,797	$1,296,494,048	$61,252,573

As of September 30, 2022, the Funds had capital loss carryforwards as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Short term capital loss carryforwards:
No expiration date	$6,266,102	$—	$—	$104,075,170	$—	$78,496,896	$2,484,850

The tax character of distributions paid during the six months ended March 31, 2023 and the year ended September 30, 2022 was as follows:

	Six Months Ended March 31, 2023		Year Ended September 30, 2022

Fund	Ordinary[1]	Long Term Capital Gain	Ordinary[1]	Long Term Capital Gain
Baron Asset Fund	$—	$—	$—	$445,302,322
Baron Growth Fund	—	381,726,371	—	680,006,310
Baron Small Cap Fund	—	213,007,314	—	592,014,159
Baron Opportunity Fund	—	—	73,101,756	58,101,805
Baron Fifth Avenue Growth Fund	—	—	—	25,601,085
Baron Discovery Fund	—	—	42,606,495	28,500,762
Baron Durable Advantage Fund	—	—	—	157,862

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.

The Funds follow the provisions of FASB Codification Section 740 (ASC Section 740) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50% likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At March 31, 2023, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

March 31, 2023	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

9. OWNERSHIP CONCENTRATION

As of March 31, 2023, the officers, trustees, and portfolio managers owned, directly or indirectly, 11.98% Baron Fifth Avenue Growth Fund and 12.52% of Baron Durable Advantage Fund. As a result of their ownership, these investors may be able to materially affect the outcome of matters presented to Baron Fifth Avenue Growth Fund and Baron Durable Advantage Fund shareholders.

10. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2022	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at March 31, 2023	Value at March 31, 2023	% of Net Assets at March 31, 2023
“Affiliated” Company as of March 31, 2023:
Choice Hotels International, Inc.	$325,822,000	$—	$1,219,336	$21,851,703	$1,013,983	$1,556,625	2,965,000	$347,468,350	4.63%
Iridium Communications, Inc.	350,523,000	—	4,408,916	134,630,231	3,857,935	1,017,250	7,825,000	484,602,250	6.46%

	$676,345,000	$—	$5,628,252	$156,481,934	$4,871,918	$2,573,875		$832,070,600

[1]

An “Affiliated” company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the six months ended March 31, 2023.

11. RECENT ACCOUNTING PRONOUNCEMENT

In June 2022, the FASB issued Accounting Standards Update No. 2022-03 (ASU 2022-03), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (Topic 820). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. The Adviser is currently evaluating the implications, if any, of the additional requirements and their impact on the Funds’ financial statements.

Baron Funds	March 31, 2023

FINANCIAL HIGHLIGHTS (Unaudited)

BARON ASSET FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios/Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Net assets (in millions), end of period ($)	Ratio of operating expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2023	77.43	(0.31)	14.30	13.99	0.00	0.00	0.00	91.42	18.07	[2]	2,082.5	1.30	[3]	(0.72)[3]	2.39	[2]

Year Ended September 30,

2022	120.59	(0.90)	(33.27)	(34.17)	0.00	(8.99)	(8.99)	77.43	(30.79)		1,824.8	1.29		(0.91)	4.58

2021	99.64	(1.16)	25.50	24.34	0.00	(3.39)	(3.39)	120.59	24.96		2,871.7	1.29	[4]	(1.02)	9.54

2020	82.28	(0.72)	19.58	18.86	0.00	(1.50)	(1.50)	99.64	23.22		2,498.6	1.31		(0.82)	9.28

2019	81.43	(0.56)	6.17	5.61	0.00	(4.76)	(4.76)	82.28	7.82		2,242.0	1.30		(0.73)	11.83

2018	70.87	(0.59)	16.09	15.50	0.00	(4.94)	(4.94)	81.43	23.11		2,259.7	1.30		(0.79)	9.87

INSTITUTIONAL SHARES

Six Months Ended March 31,

2023	81.71	(0.21)	15.09	14.88	0.00	0.00	0.00	96.59	18.21	[2]	2,293.5	1.05	[3]	(0.46)[3]	2.39	[2]

Year Ended September 30,

2022	126.47	(0.68)	(35.09)	(35.77)	0.00	(8.99)	(8.99)	81.71	(30.61)		1,968.9	1.04		(0.65)	4.58

2021	104.08	(0.91)	26.69	25.78	0.00	(3.39)	(3.39)	126.47	25.29		3,108.2	1.03	[4]	(0.76)	9.54

2020	85.67	(0.52)	20.43	19.91	0.00	(1.50)	(1.50)	104.08	23.53		2,505.4	1.05		(0.57)	9.28

2019	84.36	(0.38)	6.45	6.07	0.00	(4.76)	(4.76)	85.67	8.11		1,979.7	1.05		(0.48)	11.83

2018	73.07	(0.41)	16.64	16.23	0.00	(4.94)	(4.94)	84.36	23.43		1,315.7	1.04		(0.53)	9.87

R6 SHARES

Six Months Ended March 31,

2023	81.70	(0.21)	15.07	14.86	0.00	0.00	0.00	96.56	18.19	[2]	155.1	1.05	[3]	(0.46)[3]	2.39	[2]

Year Ended September 30,

2022	126.45	(0.67)	(35.09)	(35.76)	0.00	(8.99)	(8.99)	81.70	(30.61)		132.5	1.04		(0.65)	4.58

2021	104.07	(0.91)	26.68	25.77	0.00	(3.39)	(3.39)	126.45	25.28		185.8	1.04	[4]	(0.76)	9.54

2020	85.65	(0.52)	20.44	19.92	0.00	(1.50)	(1.50)	104.07	23.55		147.3	1.05		(0.57)	9.28

2019	84.35	(0.38)	6.44	6.06	0.00	(4.76)	(4.76)	85.65	8.09		109.0	1.05		(0.47)	11.83

2018	73.06	(0.41)	16.64	16.23	0.00	(4.94)	(4.94)	84.35	23.43		73.5	1.04		(0.54)	9.87

[1]	Based on average shares outstanding.
[2]	Not Annualized.
[3]	Annualized.
[4]	Interest expense rounds to less than 0.01%.

48	See Notes to Financial Statements.

March 31, 2023	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON GROWTH FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less Distributions shareholders from:						Ratios/Supplemental Datas:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Net assets (in millions), end of period ($)	Ratio of total expenses to average net assets (%)		Less: interest expense (%)	Ratio of net operating expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2023	80.38	(0.01)	16.38	16.37	0.00	(5.12)	(5.12)	91.63	20.59	[3]	2,323.8	1.32	[4]	(0.03)[4]	1.29	[4]	(0.02)[4]	0.77	[3]

Year Ended September 30,

2022	117.64	(0.35)	(27.94)	(28.29)	0.00	(8.97)	(8.97)	80.38	(26.31)		2,015.6	1.30		(0.01)	1.29		(0.36)	0.44

2021	90.65	(0.81)	32.65	31.84	0.00	(4.85)	(4.85)	117.64	36.19	[7]	3,041.4	1.29		(0.00)[2]	1.29		(0.75)	1.37

2020	78.95	(0.35)	15.10	14.75	0.00	(3.05)	(3.05)	90.65	19.08		2,535.3	1.30		(0.00)[2]	1.30		(0.44)	1.63

2019	80.68	(0.16)	3.56	3.40	0.00	(5.13)	(5.13)	78.95	5.09		2,507.0	1.29		(0.00)[2]	1.29		(0.21)	1.93

2018	71.77	(0.17)	16.98	16.81	0.00	(7.90)	(7.90)	80.68	25.55		2,747.8	1.29		(0.00)[2]	1.29		(0.24)	2.92

INSTITUTIONAL SHARES

Six Months Ended March 31,

2023	84.34	0.12	17.20	17.32	0.00	(5.12)	(5.12)	96.54	20.75	[3]	4,962.2	1.06	[4]	(0.02)[4]	1.04	[4]	0.24 [4]	0.77	[3]

Year Ended September 30,

2022	122.73	(0.10)	(29.32)	(29.42)	0.00	(8.97)	(8.97)	84.34	(26.12)		4,073.5	1.04		(0.01)	1.03		(0.10)	0.44

2021	94.15	(0.56)	33.99	33.43	0.00	(4.85)	(4.85)	122.73	36.55	[7]	5,934.8	1.03		(0.00)[2]	1.03		(0.50)	1.37

2020	81.69	(0.16)	15.67	15.51	0.00	(3.05)	(3.05)	94.15	19.38		4,608.4	1.04		(0.00)[2]	1.04		(0.20)	1.63

2019	83.09	0.03	3.70	3.73	0.00	(5.13)	(5.13)	81.69	5.36		4,150.9	1.04		(0.00)[2]	1.04		0.03	1.93

2018	73.52	0.01	17.46	17.47	0.00	(7.90)	(7.90)	83.09	25.86		4,134.2	1.03		(0.00)[2]	1.03		0.01	2.92

R6 SHARES

Six Months Ended March 31,

2023	84.35	0.12	17.20	17.32	0.00	(5.12)	(5.12)	96.55	20.75	[3]	216.7	1.06	[4]	(0.02)[4]	1.04	[4]	0.25 [4]	0.77	[3]

Year Ended September 30,

2022	122.75	(0.11)	(29.32)	(29.43)	0.00	(8.97)	(8.97)	84.35	(26.13)		169.1	1.04		(0.01)	1.03		(0.10)	0.44

2021	94.16	(0.56)	34.00	33.44	0.00	(4.85)	(4.85)	122.75	36.56	[7]	225.8	1.03		(0.00)[2]	1.03		(0.50)	1.37

2020	81.70	(0.17)	15.68	15.51	0.00	(3.05)	(3.05)	94.16	19.38		167.8	1.04		(0.00)[2]	1.04		(0.20)	1.63

2019	83.10	0.00 [5]	3.73	3.73	0.00	(5.13)	(5.13)	81.70	5.36		131.6	1.04		(0.00)[2]	1.04		0.00 [6]	1.93

2018	73.52	(0.00)[5]	17.48	17.48	0.00	(7.90)	(7.90)	83.10	25.88		107.4	1.04		(0.00)[2]	1.04		(0.00)[6]	2.92

[1]	Based on average shares outstanding.
[2]	Interest expense rounds to less than 0.01%.
[3]	Not Annualized.
[4]	Annualized.
[5]	Less than $0.01 per share.
[6]	Less than 0.01%.
[7]

The Adviser made a voluntary payment to the Fund in the amount of $739,525 to compensate the Fund for a loss incurred due to a valuation error. The impact of this payment increased the Fund’s total return by 0.01%.

See Notes to Financial Statements.	49

Baron Funds	March 31, 2023

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON SMALL CAP FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios/Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)	Net assets (in millions), end of period ($)	Ratio of operating expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2023	24.98	(0.07)	3.48	3.41	0.00	(1.45)	(1.45)	26.94	13.95 [2]	1,214.2	1.31	[3]	(0.54)[3]	5.17	[2]

Year Ended September 30,

2022	40.67	(0.23)	(10.74)	(10.97)	0.00	(4.72)	(4.72)	24.98	(30.93)	1,135.1	1.30		(0.72)	16.83

2021	35.06	(0.16)	9.89	9.73	0.00	(4.12)	(4.12)	40.67	29.77	1,829.5	1.29		(0.40)	15.70

2020	29.44	(0.29)	8.73	8.44	0.00	(2.82)	(2.82)	35.06	30.60	1,511.3	1.31		(0.98)	16.93

2019	33.68	(0.27)	(1.36)	(1.63)	0.00	(2.61)	(2.61)	29.44	(4.17)	1,451.9	1.31		(0.95)	13.44

2018	30.64	(0.32)	7.21	6.89	0.00	(3.85)	(3.85)	33.68	25.00	1,831.3	1.30		(1.05)	14.19

INSTITUTIONAL SHARES

Six Months Ended March 31,

2023	26.74	(0.04)	3.73	3.69	0.00	(1.45)	(1.45)	28.98	14.09 [2]	2,855.6	1.05	[3]	(0.28)[3]	5.17	[2]

Year Ended September 30,

2022	43.12	(0.15)	(11.51)	(11.66)	0.00	(4.72)	(4.72)	26.74	(30.76)	2,613.0	1.04		(0.44)	16.83

2021	36.86	(0.06)	10.44	10.38	0.00	(4.12)	(4.12)	43.12	30.11	3,214.2	1.03		(0.15)	15.70

2020	30.74	(0.23)	9.17	8.94	0.00	(2.82)	(2.82)	36.86	30.96	2,724.6	1.05		(0.74)	16.93

2019	34.95	(0.21)	(1.39)	(1.60)	0.00	(2.61)	(2.61)	30.74	(3.91)	2,267.3	1.05		(0.69)	13.44

2018	31.58	(0.25)	7.47	7.22	0.00	(3.85)	(3.85)	34.95	25.33	2,696.7	1.04		(0.79)	14.19

R6 SHARES

Six Months Ended March 31,

2023	26.73	(0.04)	3.73	3.69	0.00	(1.45)	(1.45)	28.97	14.09 [2]	204.8	1.06	[3]	(0.28)[3]	5.17	[2]

Year Ended September 30,

2022	43.10	(0.14)	(11.51)	(11.65)	0.00	(4.72)	(4.72)	26.73	(30.75)	184.4	1.04		(0.41)	16.83

2021	36.85	(0.06)	10.43	10.37	0.00	(4.12)	(4.12)	43.10	30.09	272.8	1.04		(0.16)	15.70

2020	30.73	(0.23)	9.17	8.94	0.00	(2.82)	(2.82)	36.85	30.97	218.5	1.05		(0.74)	16.93

2019	34.94	(0.21)	(1.39)	(1.60)	0.00	(2.61)	(2.61)	30.73	(3.91)	161.9	1.05		(0.70)	13.44

2018	31.57	(0.26)	7.48	7.22	0.00	(3.85)	(3.85)	34.94	25.34	155.2	1.05		(0.82)	14.19

[1]	Based on average shares outstanding.
[2]	Not Annualized.
[3]	Annualized.

50	See Notes to Financial Statements.

March 31, 2023	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON OPPORTUNITY FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios/Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Net assets (in millions), end of period ($)	Ratio of operating expenses to average net assets (%)		Net investment income (loss) (%)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2023	24.72	(0.13)	3.21	3.08	0.00	0.00	0.00	27.80	12.46	[2]	459.5	1.33	[3,4]	(1.02)[3]	14.97	[2]

Year Ended September 30,

2022	43.49	(0.39)	(14.78)	(15.17)	0.00	(3.60)	(3.60)	24.72	(38.38)		448.5	1.31	[4]	(1.15)	30.75

2021	35.11	(0.49)	11.65	11.16	0.00	(2.78)	(2.78)	43.49	33.58		866.5	1.31	[4]	(1.19)	38.74

2020	21.53	(0.30)	15.56	15.26	0.00	(1.68)	(1.68)	35.11	75.25		644.9	1.34	[4]	(1.14)	42.52

2019	22.02	(0.22)	0.66	0.44	0.00	(0.93)	(0.93)	21.53	2.51		302.6	1.34	[4]	(1.07)	37.10

2018	18.53	(0.22)	6.36	6.14	0.00	(2.65)	(2.65)	22.02	37.41		363.6	1.37	[4]	(1.13)	23.97

INSTITUTIONAL SHARES

Six Months Ended March 31,

2023	26.24	(0.10)	3.41	3.31	0.00	0.00	0.00	29.55	12.61	[2]	385.7	1.07	[3,4]	(0.76)[3]	14.97	[2]

Year Ended September 30,

2022	45.85	(0.32)	(15.69)	(16.01)	0.00	(3.60)	(3.60)	26.24	(38.23)		375.3	1.05	[4]	(0.90)	30.75

2021	36.79	(0.41)	12.25	11.84	0.00	(2.78)	(2.78)	45.85	33.91		711.4	1.05	[4]	(0.93)	38.74

2020	22.42	(0.25)	16.30	16.05	0.00	(1.68)	(1.68)	36.79	75.82		409.5	1.08	[4]	(0.88)	42.52

2019	22.83	(0.18)	0.70	0.52	0.00	(0.93)	(0.93)	22.42	2.78		94.4	1.09	[4]	(0.82)	37.10

2018	19.08	(0.18)	6.58	6.40	0.00	(2.65)	(2.65)	22.83	37.73		96.4	1.11	[4]	(0.88)	23.97

R6 SHARES

Six Months Ended March 31,

2023	26.27	(0.10)	3.41	3.31	0.00	0.00	0.00	29.58	12.60	[2]	25.9	1.07	[3,4]	(0.76)[3]	14.97	[2]

Year Ended September 30,

2022	45.90	(0.32)	(15.71)	(16.03)	0.00	(3.60)	(3.60)	26.27	(38.23)		23.4	1.05	[4]	(0.89)	30.75

2021	36.82	(0.41)	12.27	11.86	0.00	(2.78)	(2.78)	45.90	33.94		36.1	1.05	[4]	(0.93)	38.74

2020	22.45	(0.24)	16.29	16.05	0.00	(1.68)	(1.68)	36.82	75.71		25.7	1.08	[4]	(0.87)	42.52

2019	22.86	(0.18)	0.70	0.52	0.00	(0.93)	(0.93)	22.45	2.78		14.5	1.08	[4]	(0.81)	37.10

2018	19.09	(0.17)	6.59	6.42	0.00	(2.65)	(2.65)	22.86	37.83		14.0	1.09	[4]	(0.82)	23.97

[1]	Based on average shares outstanding.
[2]	Not Annualized.
[3]	Annualized.
[4]	Interest expense rounds to less than 0.01%.

See Notes to Financial Statements.	51

Baron Funds	March 31, 2023

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON FIFTH AVENUE GROWTH FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios/Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Net assets (in millions), end of period ($)	Ratio of operating expenses to average net assets (%)		Less: Reimbursement of expenses by Adviser (%)	Less: Interest Expense (%)		Ratio of net operating expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2023	28.73	(0.13)	3.31	3.18	0.00	0.00	0.00	31.91	11.07	[2,3]	86.9	1.08	[4]	(0.07)[4]	(0.01)[4]		1.00	[4]	(0.92)[4]	7.62	[3]

Year Ended September 30,

2022	55.33	(0.39)	(24.49)	(24.88)	0.00	(1.72)	(1.72)	28.73	(46.49)[2,5]		84.2	1.03		(0.03)	0.00	[7]	1.00		(0.92)	37.41

2021	46.62	(0.46)	9.35	8.89	0.00	(0.18)	(0.18)	55.33	19.13	[2]	187.8	1.02		(0.02)	0.00		1.00		(0.88)	15.87

2020	32.10	(0.26)	15.77	15.51	0.00	(0.99)	(0.99)	46.62	49.56	[2]	176.9	1.05		(0.05)	0.00		1.00		(0.70)	11.57

2019	31.02	0.07	1.01	1.08	0.00	0.00	0.00	32.10	3.48	[2]	115.5	1.06		(0.06)	0.00		1.00		0.23	21.24

2018	24.04	(0.17)	7.15	6.98	0.00	0.00	0.00	31.02	29.03	[2]	132.2	1.09		(0.08)	0.00		1.01		(0.61)	8.81

INSTITUTIONAL SHARES

Six Months Ended March 31,

2023	29.60	(0.10)	3.42	3.32	0.00	0.00	0.00	32.92	11.22	[2,3]	293.2	0.80	[4]	(0.04)[4]	(0.01)[4]		0.75	[4]	(0.67)[4]	7.62	[3]

Year Ended September 30,

2022	56.82	(0.29)	(25.21)	(25.50)	0.00	(1.72)	(1.72)	29.60	(46.35)[2,5]		281.8	0.76		(0.01)	0.00	[7]	0.75		(0.68)	37.41

2021	47.75	(0.34)	9.59	9.25	0.00	(0.18)	(0.18)	56.82	19.44	[2]	609.8	0.75		(0.00)[6]	0.00		0.75		(0.63)	15.87

2020	32.80	(0.17)	16.15	15.98	(0.04)	(0.99)	(1.03)	47.75	49.93	[2]	350.5	0.78		(0.03)	0.00		0.75		(0.45)	11.57

2019	31.62	0.17	1.01	1.18	0.00	0.00	0.00	32.80	3.73	[2]	170.4	0.80		(0.05)	0.00		0.75		0.56	21.24

2018	24.44	(0.10)	7.28	7.18	0.00	0.00	0.00	31.62	29.38	[2]	152.2	0.82		(0.06)	0.00		0.76		(0.36)	8.81

R6 SHARES

Six Months Ended March 31,

2023	29.61	(0.10)	3.41	3.31	0.00	0.00	0.00	32.92	11.18	2.3	23.3	0.80	[4]	(0.03)[4]	(0.02)[4]		0.75	[4]	(0.67)[4]	7.62	[3]

Year Ended September 30,

2022	56.84	(0.29)	(25.22)	(25.51)	0.00	(1.72)	(1.72)	29.61	(46.36)[2,5]		21.1	0.76		(0.01)	0.00	[7]	0.75		(0.68)	37.41

2021	47.76	(0.34)	9.60	9.26	0.00	(0.18)	(0.18)	56.84	19.45	[2]	39.6	0.75		(0.00)[6]	0.00		0.75		(0.63)	15.87

2020	32.81	(0.17)	16.15	15.98	(0.04)	(0.99)	(1.03)	47.76	49.92	[2]	33.1	0.78		(0.03)	0.00		0.75		(0.45)	11.57

2019	31.63	0.17	1.01	1.18	0.00	0.00	0.00	32.81	3.73	[2]	22.5	0.79		(0.04)	0.00		0.75		0.54	21.24

2018	24.45	(0.11)	7.29	7.18	0.00	0.00	0.00	31.63	29.37	[2]	21.4	0.80		(0.05)	0.00		0.75		(0.37)	8.81

[1]	Based on average shares outstanding.
[2]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[3]	Not Annualized.
[4]	Annualized.
[5]

The Adviser made a voluntary payment to the Fund in the amount of $2,806 to compensate the Fund for a loss incurred due to a valuation error. The impact of this payment increased the Fund’s total return by less than 0.01%.

[6]	Less than 0.01%.
[7]	Interest expense rounds to less than 0.01%.

52	See Notes to Financial Statements.

March 31, 2023	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON DISCOVERY FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios/Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Net assets (in millions), end of period ($)	Ratio of operating expenses to average net assets (%)		Less: Reimbursement of expenses by Adviser (%)	Ratio of net operating expenses to average nets assets (%)		Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2023	22.27	(0.11)	2.64	2.53	0.00	0.00	0.00	24.80	11.36	[3]	153.1	1.33	[4]	0.00	1.33	[4]	(0.88)[4]	17.04	[3]

Year Ended September 30,

2022	36.93	(0.32)	(13.05)	(13.37)	0.00	(1.29)	(1.29)	22.27	(37.47)		146.9	1.32		0.00	1.32		(1.11)	40.64

2021	28.17	(0.43)	10.25	9.82	0.00	(1.06)	(1.06)	36.93	35.61		270.3	1.31		0.00	1.31		(1.20)	36.52

2020	19.41	(0.24)	9.03	8.79	0.00	(0.03)	(0.03)	28.17	45.33		165.2	1.35		0.00	1.35		(1.09)	43.36

2019	23.77	(0.22)	(2.64)	(2.86)	0.00	(1.50)	(1.50)	19.41	(11.93)[2]		122.7	1.36		(0.01)	1.35		(1.10)	55.94

2018	17.56	0.09	6.13	6.22	(0.01)	0.00	(0.01)	23.77	35.41	[2]	108.2	1.40	[5]	(0.05)	1.35		0.45	72.25

INSTITUTIONAL SHARES

Six Months Ended March 31,

2023	22.80	(0.07)	2.68	2.61	0.00	0.00	0.00	25.41	11.45	[3]	1,096.0	1.06	[4]	0.00	1.06	[4]	(0.61)[4]	17.04	[3]

Year Ended September 30,

2022	37.68	(0.25)	(13.34)	(13.59)	0.00	(1.29)	(1.29)	22.80	(37.31)		955.6	1.06		0.00	1.06		(0.84)	40.64

2021	28.65	(0.35)	10.44	10.09	0.00	(1.06)	(1.06)	37.68	35.97		1,721.2	1.05		0.00	1.05		(0.94)	36.52

2020	19.68	(0.19)	9.19	9.00	0.00	(0.03)	(0.03)	28.65	45.77		759.2	1.08		0.00	1.08		(0.82)	43.36

2019	24.03	(0.18)	(2.67)	(2.85)	0.00	(1.50)	(1.50)	19.68	(11.75)		409.4	1.10		0.00	1.10		(0.88)	55.94

2018	17.74	0.01	6.32	6.33	(0.04)	0.00	(0.04)	24.03	35.74	[2]	280.2	1.12	[5]	(0.02)	1.10		0.05	72.25

R6 SHARES

Six Months Ended March 31,

2023	22.80	(0.07)	2.69	2.62	0.00	0.00	0.00	25.42	11.49	[3]	47.4	1.06	[4]	0.00	1.06	[4]	(0.61)[4]	17.04	[3]

Year Ended September 30,

2022	37.68	(0.24)	(13.35)	(13.59)	0.00	(1.29)	(1.29)	22.80	(37.30)		41.3	1.06		0.00	1.06		(0.85)	40.64

2021	28.65	(0.35)	10.44	10.09	0.00	(1.06)	(1.06)	37.68	35.97		38.1	1.05		0.00	1.05		(0.94)	36.52

2020	19.68	(0.19)	9.19	9.00	0.00	(0.03)	(0.03)	28.65	45.77		15.3	1.08		0.00	1.08		(0.83)	43.36

2019	24.03	(0.18)	(2.67)	(2.85)	0.00	(1.50)	(1.50)	19.68	(11.75)		6.8	1.09		0.00	1.09		(0.88)	55.94

2018	17.74	0.03	6.30	6.33	(0.04)	0.00	(0.04)	24.03	35.75	[2]	5.6	1.10	[5]	(0.01)	1.09		0.15	72.25

[1]	Based on average shares outstanding.
[2]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[3]	Not Annualized.
[4]	Annualized.
[5]	Interest expense rounds to less than 0.01%.

See Notes to Financial Statements.	53

Baron Funds	March 31, 2023

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON DURABLE ADVANTAGE FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios/Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Net assets (in millions), end of period ($)	Ratio of operating expenses to average net assets (%)		Less: Reimbursement of expenses by Adviser (%)	Ratio of net operating expenses to average net assets (%)		Net investment income (loss) (%)		Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2023	14.66	0.01	3.12	3.13	0.00	0.00	0.00	17.79	21.35	[4,5]	9.2	1.63	[6]	(0.68)[6]	0.95	[6]	0.09	[6]	2.54	[5]

Year Ended September 30,

2022	18.47	(0.04)	(3.71)	(3.75)	0.00	(0.06)	(0.06)	14.66	(20.39)[4]		7.6	1.49	[2]	(0.54)	0.95		(0.23)		42.09

2021	14.47	(0.05)	4.06	4.01	(0.01)	0.00	(0.01)	18.47	27.70	[4]	9.8	1.91		(0.96)	0.95		(0.29)		10.58

2020	11.77	(0.00)[3]	2.72	2.72	(0.02)	0.00	(0.02)	14.47	23.10	[4]	4.0	2.80		(1.85)	0.95		(0.01)		16.55

2019	10.74	0.03	1.03	1.06	(0.03)	0.00	(0.03)	11.77	9.97	[4]	1.9	6.22		(5.27)	0.95		0.25		13.23

2018[7]	10.00	0.01	0.73	0.74	0.00	0.00	0.00	10.74	7.40	[4,5]	0.6	7.45	[6]	(6.50)[6]	0.95	[6]	0.19	[6]	5.85	[5]

INSTITUTIONAL SHARES

Six Months Ended March 31,

2023	14.82	0.03	3.16	3.19	0.00	0.00	0.00	18.01	21.53	[4,5]	47.9	1.24	[6]	(0.54)[6]	0.70	[6]	0.34	[6]	2.54	[5]

Year Ended September 30,

2022	18.63	0.01	(3.76)	(3.75)	0.00	(0.06)	(0.06)	14.82	(20.21)[4]		23.6	1.10	[2]	(0.40)	0.70		0.03		42.09

2021	14.56	(0.01)	4.09	4.08	(0.01)	0.00	(0.01)	18.63	28.01	[4]	27.1	1.48		(0.78)	0.70		(0.05)		10.58

2020	11.82	0.03	2.73	2.76	(0.02)	0.00	(0.02)	14.56	23.34	[4]	8.0	2.40		(1.70)	0.70		0.22		16.55

2019	10.76	0.06	1.03	1.09	(0.03)	0.00	(0.03)	11.82	10.23	[4]	4.7	4.91		(4.21)	0.70		0.52		13.23

2018[7]	10.00	0.04	0.72	0.76	0.00	0.00	0.00	10.76	7.60	[4,5]	3.0	5.71	[6]	(5.01)[6]	0.70	[6]	0.46	[6]	5.85	[5]

R6 SHARES

Six Months Ended March 31,

2023	14.82	0.03	3.16	3.19	0.00	0.00	0.00	18.01	21.52	[4,5]	4.2	1.20	[6]	(0.50)[6]	0.70	[6]	0.33	[6]	2.54	[5]

Year Ended September 30,

2022	18.63	0.00 [3]	(3.75)	(3.75)	0.00	(0.06)	(0.06)	14.82	(20.21)[4]		3.5	1.07	[2]	(0.37)	0.70		0.02		42.09

2021	14.56	(0.01)	4.09	4.08	(0.01)	0.00	(0.01)	18.63	28.01	[4]	4.3	1.47		(0.77)	0.70		(0.04)		10.58

2020	11.82	0.03	2.73	2.76	(0.02)	0.00	(0.02)	14.56	23.34	[4]	2.5	1.93		(1.23)	0.70		0.23		16.55

2019	10.75	0.06	1.04	1.10	(0.03)	0.00	(0.03)	11.82	10.34	[4]	0.5	4.65		(3.95)	0.70		0.53		13.23

2018[7]	10.00	0.04	0.71	0.75	0.00	0.00	0.00	10.75	7.50	[4,5]	0.4	5.24	[6]	(4.54)[6]	0.70	[6]	0.46	[6]	5.85	[5]

[1]	Based on average shares outstanding.
[2]	Interest expense rounds to less than 0.01%.
[3]	Less than $0.01 per share.
[4]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[5]	Not Annualized.
[6]	Annualized.
[7]	For the period January 2, 2018 (commencement of operations) to September 30, 2018.

54	See Notes to Financial Statements.

March 31, 2023	Baron Funds

FUND EXPENSES (Unaudited)

As a shareholder of the Funds, you incur ongoing expenses. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The information in the following table is based on an investment of $1,000 invested on October 1, 2022 and held for the six months ended March 31, 2023.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 20231

	Actual Total Return	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023		Annualized Expense Ratio	Expenses Paid During the Period[2]
Baron Asset Fund — Retail Shares	18.07%	$1,000.00	$1,180.70		1.30%	$7.07
Baron Asset Fund — Institutional Shares	18.21%	$1,000.00	$1,182.10		1.05%	$5.71
Baron Asset Fund — R6 Shares	18.19%	$1,000.00	$1,181.90		1.05%	$5.71
Baron Growth Fund — Retail Shares	20.59%	$1,000.00	$1,205.90		1.32%[4]	$7.26
Baron Growth Fund — Institutional Shares	20.75%	$1,000.00	$1,207.50		1.06%[4]	$5.83
Baron Growth Fund — R6 Shares	20.75%	$1,000.00	$1,207.50		1.06%[4]	$5.83
Baron Small Cap Fund — Retail Shares	13.95%	$1,000.00	$1,139.50		1.31%	$6.99
Baron Small Cap Fund — Institutional Shares	14.09%	$1,000.00	$1,140.90		1.05%	$5.60
Baron Small Cap Fund — R6 Shares	14.09%	$1,000.00	$1,140.90		1.06%	$5.66
Baron Opportunity Fund — Retail Shares	12.46%	$1,000.00	$1,124.60		1.33%	$7.04
Baron Opportunity Fund — Institutional Shares	12.61%	$1,000.00	$1,126.10		1.07%	$5.67
Baron Opportunity Fund — R6 Shares	12.60%	$1,000.00	$1,126.00		1.07%	$5.67
Baron Fifth Avenue Growth Fund — Retail Shares	11.07%	$1,000.00	$1,110.70	[3]	1.01%[5,6]	$5.31
Baron Fifth Avenue Growth Fund — Institutional Shares	11.22%	$1,000.00	$1,112,20	[3]	0.76%[5,6]	$4.00
Baron Fifth Avenue Growth Fund — R6 Shares	11.18%	$1,000.00	$1,111.80	[3]	0.77%[5,6]	$4.05
Baron Discovery Fund — Retail Shares	11.36%	$1,000.00	$1,113.60		1.33%	$7.01
Baron Discovery Fund — Institutional Shares	11.45%	$1,000.00	$1,114.50		1.06%	$5.59
Baron Discovery Fund — R6 Shares	11.49%	$1,000.00	$1,114.90		1.06%	$5.59
Baron Durable Advantage Fund — Retail Shares	21.35%	$1,000.00	$1,213.50	[3]	0.95%[5]	$5.24
Baron Durable Advantage Fund — Institutional Shares	21.53%	$1,000.00	$1,215.30	[3]	0.70%[5]	$3.87
Baron Durable Advantage Fund — R6 Shares	21.52%	$1,000.00	$1,215.20	[3]	0.70%[5]	$3.87

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.
[2]

Expenses are equal to each share class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[3]	Ending account value assumes the return earned after waiver and would have been lower if a portion of the expenses had not been waived.
[4]

Annualized expense ratio for Baron Growth Fund for the six months ended March 31, 2023, includes 1.29%, 1.04%, and 1.04% for net operating expenses, and 0.03%, 0.02%, and 0.02% for interest expense for Retail, Institutional, and R6 Shares, respectively.

[5]	Annualized expense ratios are adjusted to reflect fee waiver.
[6]

Annualized expense ratio for Baron Fifth Avenue Growth Fund for the six months ended March 31, 2023, includes 1.00%, 0.75% and 0.75% for net operating expenses, and 0.01%, 0.01% and 0.02% for interest expense for Retail, Institutional and R6 Shares, respectively.

Baron Funds	March 31, 2023

FUND EXPENSES (Unaudited) (Continued)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2023

	Hypothetical Annualized Total Return	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023		Annualized Expense Ratio	Expenses Paid During the Period[2]
Baron Asset Fund — Retail Shares	5.00%	$1,000.00	$1,018.45		1.30%	$6.54
Baron Asset Fund — Institutional Shares	5.00%	$1,000.00	$1,019.70		1.05%	$5.29
Baron Asset Fund — R6 Shares	5.00%	$1,000.00	$1,019.70		1.05%	$5.29
Baron Growth Fund — Retail Shares	5.00%	$1,000.00	$1,018.35		1.32%[4]	$6.64
Baron Growth Fund — Institutional Shares	5.00%	$1,000.00	$1,019.65		1.06%[4]	$5.34
Baron Growth Fund — R6 Shares	5.00%	$1,000.00	$1,019.65		1.06%[4]	$5.34
Baron Small Cap Fund — Retail Shares	5.00%	$1,000.00	$1,018.40		1.31%	$6.59
Baron Small Cap Fund — Institutional Shares	5.00%	$1,000.00	$1,019.70		1.05%	$5.29
Baron Small Cap Fund — R6 Shares	5.00%	$1,000.00	$1,019.65		1.06%	$5.34
Baron Opportunity Fund — Retail Shares	5.00%	$1,000.00	$1,018.30		1.33%	$6.69
Baron Opportunity Fund — Institutional Shares	5.00%	$1,000.00	$1,019.60		1.07%	$5.39
Baron Opportunity Fund — R6 Shares	5.00%	$1,000.00	$1,019.60		1.07%	$5.39
Baron Fifth Avenue Growth Fund — Retail Shares	5.00%	$1,000.00	$1,019.90	[3]	1.01%[5,6]	$5.09
Baron Fifth Avenue Growth Fund — Institutional Shares	5.00%	$1,000.00	$1,021.14	[3]	0.76%[5,6]	$3.83
Baron Fifth Avenue Growth Fund — R6 Shares	5.00%	$1,000.00	$1,021.09	[3]	0.77%[5,6]	$3.83
Baron Discovery Fund — Retail Shares	5.00%	$1,000.00	$1,018.30		1.33%	$6.69
Baron Discovery Fund — Institutional Shares	5.00%	$1,000.00	$1,019.65		1.06%	$5.34
Baron Discovery Fund — R6 Shares	5.00%	$1,000.00	$1,019.65		1.06%	$5.34
Baron Durable Advantage Fund — Retail Shares	5.00%	$1,000.00	$1,020.19	[3]	0.95%[5]	$4.78
Baron Durable Advantage Fund — Institutional Shares	5.00%	$1,000.00	$1,021.44	[3]	0.70%[5]	$3.53
Baron Durable Advantage Fund — R6 Shares	5.00%	$1,000.00	$1,021.44	[3]	0.70%[5]	$3.53

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.
[2]

Expenses are equal to each share class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[3]	Ending account value assumes the return earned after waiver and would have been lower if a portion of the expenses had not been waived.
[4]

Annualized expense ratio for Baron Growth Fund for the six months ended March 31, 2023, includes 1.29%, 1.04%, and 1.04% for net operating expenses, and 0.03%, 0.02%, and 0.02% for interest expense for Retail, Institutional, and R6 Shares, respectively.

[5]	Annualized expense ratios are adjusted to reflect fee waiver.
[6]

Annualized expense ratio for Baron Fifth Avenue Growth Fund for the six months ended March 31, 2023, includes 1.00%, 0.75% and 0.75% for net operating expenses, and 0.01%, 0.01% and 0.02% for interest expense for Retail, Institutional and R6 Shares, respectively.

Privacy Notice

The Funds collect nonpublic personal information about you from the following sources:

∎	Information we receive from you on applications or other forms;
∎	Information about your transactions with us, our Adviser or others; and
∎	Information we receive from third parties, such as credit reporting agencies.

“Nonpublic personal information” is private information about you that we obtain in connection with providing a financial product or service to you.

We may share your name and address with other Baron Funds and the Adviser and its affiliates for the purpose of sending you information about our products that we believe may be of interest to you and informing you of our upcoming Baron Investment Conference and for sending required information.

We do not disclose any nonpublic personal information about our customers to anyone, except as permitted or required by law. Examples of permitted disclosures under the law include sharing with companies that work for us to provide you services, such as the Transfer Agent or mailing house. All such companies that act on our behalf are contractually obligated to keep the information that we provide to them confidential and to use the information only to provide the services that we have asked them to perform for you and us.

We restrict access to nonpublic information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

This privacy notice is also available at all times on the Baron Funds® website, www.BaronFunds.com or by calling 1-800-99BARON.

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767 Fifth Avenue, 49th Fl.

New York, NY 10153

1.800.99.BARON

212-583-2000

www.BaronFunds.com

MARCH 31

SEMITRUST 3/31/2023

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included herein under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(a) under the 1940 Act.
(b)	Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON INVESTMENT FUNDS TRUST

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: May 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: May 25, 2023

By:	/s/ Peggy Wong
Peggy Wong
Treasurer and Chief Financial Officer

Date: May 25, 2023